[LOGO OF VISION GROUP OF FUNDS, INC.]


                              SEMI-ANNUAL REPORT
                               TO SHAREHOLDERS
                               OCTOBER 31, 1995



                         ----------------------------

                                    VISION
                                    Growth
                                  and Income
                                     Fund

                         ----------------------------



Harbor Capital Management Company, Inc.
Sub-Adviser to the
VISION Growth and Income Fund
125 High Street
Boston, MA 02110


Federated Securities Corp.
Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779
Cusip 92830F604
GOO161-O1 (12/95)


[RECYCLED PAPER LOGO]


Manufacturers and Traders Trust Company
Investment Adviser to the Funds
One M&T Plaza
Buffalo, NY 14240-4556





PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report of the Vision Growth and Income Fund for the six-month period ended October 31, 1995. The report begins with an investment review by the fund's portfolio manager, followed by a list of the fund's stock holdings and complete financial information.

During the six-month period, the fund's portfolio of high-quality stocks (which includes many household names you will recognize) delivered strong performance to shareholders. The fund paid $0.06 per share in dividends, while its share price rose from $10.35 at the beginning of the period to $11.80 at the period's end. During the six-month period from May 1, 1995 to October 31, 1995, the fund had a total return of 14.58%* based on net asset value.
By the end of the period, shareholders had invested a total of $48 million in Vision Growth and Income Fund. Thank you for your continued confidence in the fund. We welcome your questions and comments as we keep you informed about the progress of your investment.

Sincerely,

Edward C. Gonzales
President
December 15, 1995

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period reflecting the fund's sales charge was 9.40%.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

FIRST HALF OF THE FISCAL YEAR--MAY 1, 1995 THROUGH OCTOBER 31, 1995

The securities markets continued to advance in the second fiscal quarter, powered by strong corporate earnings as well as further declines in interest rates. The positive momentum that was achieved in the prior quarter continued as the Vision Growth & Income Fund (the "Fund") fully participated in this rally, rising 14.58%* for the first six months of the fiscal year, versus a 14.5% gain for the Standard & Poor's Daily Stock Price Index of 500 Common Stocks ("S&P 500")+. For the first nine months of the calendar year, the Fund appreciated 25.5% vs. the 29.7% return of the S&P 500.

The economic climate remains favorable for financial assets. Economic activity and corporate profits continue to advance, albeit at a decelerating rate of growth. Inflation and interest rate trends remain positive reflecting the influence of global competition. While rancor surrounding budget politics may persist, there remains optimism that progress will be made in addressing the long-term, structural problem of the budget deficit. In such a slow growth economy, however, many companies will be unable to meet aggressive earnings expectations of Wall Street analysts. Avoiding these negative earnings surprises is the focus and challenge of our analytical effort.

You will see in the attached portfolio asset statement that the fund has positioned its investments in a manner which we believe is consistent with a slow growth economic environment. Companies which produce consistent, above average earnings gains will be favored.

Within the growth portion of the portfolio, our largest concentration is in technology. During the third calendar quarter, overall sector results here were favorable, while individual results were mixed. Although periodic bouts of profit-taking are to be expected, we maintain substantial diversified holdings in a broad range of technology companies i.e., Cisco (networking), BMC (software), Motorola (wireless and semiconductors), Hewlett Packard (computers, printers, etc.), IBM (computers and software), and Intel (semiconductors). The U.S. is the world's technology leader, and the information/communication boom has a long way to go in the U.S. and, more importantly, overseas.

A second area of growth stock portfolio concentration remains health care, and our diversified holdings, United Healthcare (HMO), Pfizer (drugs), and Johnson & Johnson (hospital supplies), all outperformed, as political concerns continue to dissipate. Market participants refocused their attention on the ability of these companies to deliver superior earnings growth. Finally, despite a continued lackluster environment for consumer spending stocks, dominant companies such as Walt Disney, Coca-Cola, and Mattel will continue to prosper, reflecting their unique products and management strengths.

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period reflecting the Fund's sales charge was 9.40%.

+ The Standard & Poor's Daily Stock Price Index of 500 Common Stocks is a composite index of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. This index is unmanaged, and investments cannot be made in an index.


In the value portion of the portfolio, we have underweighted heavy cyclical stocks and commodities, reflecting our outlook for only modest economic growth and the possibility of earnings disappointments. Within the value universe, our largest investments remain diversified in the financial area, i.e., Citicorp and Chemical Banking Corp. (banking), Travelers (insurance and brokerage), American Express (credit cards) and Fannie Mae (mortgage banking). Our outlook for lower interest rates reinforces our attraction to these modestly priced equities.

In summary, we believe the Vision Growth & Income Fund is well-positioned for an economic climate of continued modest growth and slightly lower interest rates.

VISION GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               FOR THE SIX             YEAR ENDED
                                                                              MONTHS ENDED             APRIL 30,
                                                                            OCTOBER 31, 1995     ----------------------
                                                                               (UNAUDITED)          1995      1994(a)
------------------------------------------------------------------------    ----------------     ---------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                                            $   10.35        $    9.93   $    10.00
------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------
  Net investment income                                                              0.06             0.21         0.07
------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                             1.45             0.43        (0.08)
------------------------------------------------------------------------        ---------        ---------   ----------
  Total from investment operations                                                   1.51             0.64        (0.01)
------------------------------------------------------------------------        ---------        ---------   ----------
LESS DISTRIBUTIONS
------------------------------------------------------------------------
  Distributions from net investment income                                          (0.06)           (0.22)       (0.06)
------------------------------------------------------------------------        ---------        ---------   ----------
NET ASSET VALUE, END OF PERIOD                                                  $   11.80        $   10.35   $     9.93
------------------------------------------------------------------------        ---------        ---------   ----------
TOTAL RETURN (B)                                                                    14.58%            6.61%       (0.12%)
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------
  Expenses                                                                           1.20%(c)         0.47%        0.00%(c)
------------------------------------------------------------------------
  Net investment income                                                              1.03%(c)         2.16%        2.24%(c)
------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                     --             0.96%        2.15%(c)
------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                         $48,787          $39,358      $22,944
------------------------------------------------------------------------
  Portfolio turnover                                                                   39%              79%          27%
------------------------------------------------------------------------


(a) Reflects operations for the period from November 29, 1993 (date of initial public investment) to April 30, 1994.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c)  Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

VISION GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--94.2%
--------------------------------------------------------------------------------------------------
             AUTOMOBILE--2.6%
             -------------------------------------------------------------------------------------
    10,000   Chrysler Corp.                                                                         $     516,250
             -------------------------------------------------------------------------------------
    17,000   Magna International Inc.                                                                     735,250
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      1,251,500
             -------------------------------------------------------------------------------------  -------------
             BANKING--7.3%
             -------------------------------------------------------------------------------------
    25,000   Chemical Banking Corp.                                                                     1,421,875
             -------------------------------------------------------------------------------------
    26,000   Citicorp                                                                                   1,686,750
             -------------------------------------------------------------------------------------
    17,081  +First Republic Bancorp                                                                       211,377
             -------------------------------------------------------------------------------------
     7,000   UJB Financial Corp.                                                                          223,125
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      3,543,127
             -------------------------------------------------------------------------------------  -------------
             BROADCASTING--1.9%
             -------------------------------------------------------------------------------------
    19,010  +Viacom, Inc. (non-voting)                                                                    950,500
             -------------------------------------------------------------------------------------  -------------
             CHEMICALS--2.8%
             -------------------------------------------------------------------------------------
    10,000   DuPont (E.I.) de Nemours & Co.                                                               623,750
             -------------------------------------------------------------------------------------
    27,000   Praxair, Inc.                                                                                729,000
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      1,352,750
             -------------------------------------------------------------------------------------  -------------
             COMPUTER SOFTWARE--9.3%
             -------------------------------------------------------------------------------------
    28,000  +BMC Software, Inc.                                                                           997,500
             -------------------------------------------------------------------------------------
    11,000  +Cisco Systems, Inc.                                                                          852,500
             -------------------------------------------------------------------------------------
    20,000   International Business Machine                                                             1,945,000
             -------------------------------------------------------------------------------------
     8,000   Hewlett Packard Co.                                                                          741,000
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      4,536,000
             -------------------------------------------------------------------------------------  -------------
             CONSUMER GOODS-RETAIL--4.7%
             -------------------------------------------------------------------------------------
    39,531   Mattel, Inc.                                                                               1,136,516
             -------------------------------------------------------------------------------------
    30,500  +Office Max Inc.                                                                              754,875
             -------------------------------------------------------------------------------------



VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
             CONSUMER GOODS-RETAIL--CONTINUED
             -------------------------------------------------------------------------------------
    18,000   Warnaco Group Inc.                                                                     $     418,500
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      2,309,891
             -------------------------------------------------------------------------------------  -------------
             DEFENSE--4.3%
             -------------------------------------------------------------------------------------
    10,000   Boeing Co.                                                                                   656,250
             -------------------------------------------------------------------------------------
    16,000   General Dynamics Corp.                                                                       886,000
             -------------------------------------------------------------------------------------
    13,000   Raytheon Co.                                                                                 567,125
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      2,109,375
             -------------------------------------------------------------------------------------  -------------
             DRUGS--4.3%
             -------------------------------------------------------------------------------------
    14,000   Johnson & Johnson                                                                          1,141,000
             -------------------------------------------------------------------------------------
    17,000   Pfizer, Inc.                                                                                 975,375
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      2,116,375
             -------------------------------------------------------------------------------------  -------------
             ELECTRONICS--8.9%
             -------------------------------------------------------------------------------------
    20,500   General Electric Co.                                                                       1,296,625
             -------------------------------------------------------------------------------------
    23,500   Intel Corporation                                                                          1,642,065
             -------------------------------------------------------------------------------------
    21,000   Motorola, Inc.                                                                             1,378,125
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      4,316,815
             -------------------------------------------------------------------------------------  -------------
             ENERGY--2.9%
             -------------------------------------------------------------------------------------
     4,500   Royal Dutch Petroleum Co., ADR                                                               552,937
             -------------------------------------------------------------------------------------
    12,500   Texaco, Inc.                                                                                 851,562
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      1,404,499
             -------------------------------------------------------------------------------------  -------------
             ENTERTAINMENT--2.4%
             -------------------------------------------------------------------------------------
    20,000   Walt Disney Co.                                                                            1,152,500
             -------------------------------------------------------------------------------------  -------------
             FINANCIAL--1.2%
             -------------------------------------------------------------------------------------
    15,000   American Express Co.                                                                         609,375
             -------------------------------------------------------------------------------------  -------------
             FOOD AND BEVERAGE--1.6%
             -------------------------------------------------------------------------------------
    11,000   Coca Cola Co.                                                                                790,625
             -------------------------------------------------------------------------------------  -------------



VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
             FOREST PRODUCTS--3.8%
             -------------------------------------------------------------------------------------
    27,000   Federal Paper Board Inc.                                                               $   1,134,000
             -------------------------------------------------------------------------------------
    10,000   Kimberly-Clark Corp.                                                                         726,250
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      1,860,250
             -------------------------------------------------------------------------------------  -------------
             HEALTH CARE--3.6%
             -------------------------------------------------------------------------------------
    24,000  +Horizon Healthcare Corp.                                                                     486,000
             -------------------------------------------------------------------------------------
    24,000   United Healthcare Corp.                                                                    1,275,000
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      1,761,000
             -------------------------------------------------------------------------------------  -------------
             INDUSTRIAL PRODUCTS--5.1%
             -------------------------------------------------------------------------------------
    11,000   Harsco Corp.                                                                                 580,250
             -------------------------------------------------------------------------------------
     7,000   ITT Corp.                                                                                    857,500
             -------------------------------------------------------------------------------------
    20,000  +Thermo Electron Corp.                                                                      1,012,000
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      2,449,750
             -------------------------------------------------------------------------------------  -------------
             INSURANCE--3.1%
             -------------------------------------------------------------------------------------
    18,200  +Allmerica Financial Corp.                                                                    457,275
             -------------------------------------------------------------------------------------
    12,500   American International Group, Inc.                                                         1,054,687
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      1,511,962
             -------------------------------------------------------------------------------------  -------------
             MANUFACTURING--1.7%
             -------------------------------------------------------------------------------------
    13,000   Eastman Kodak Co.                                                                            814,125
             -------------------------------------------------------------------------------------  -------------
             MINING AND DEVELOPMENT--0.9%
             -------------------------------------------------------------------------------------
    18,000   Freeport McMoran Copper & Gold, Inc.                                                         454,500
             -------------------------------------------------------------------------------------  -------------
             MORTGAGE--2.0%
             -------------------------------------------------------------------------------------
     9,500   Federal National Mortgage Association                                                        996,312
             -------------------------------------------------------------------------------------  -------------
             OIL & GAS--2.5%
             -------------------------------------------------------------------------------------
    13,000   Triton Energy Corp.                                                                          606,125
             -------------------------------------------------------------------------------------
    24,000   Unocal Corp.                                                                                 630,000
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      1,236,125
             -------------------------------------------------------------------------------------  -------------



VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

  SHARES                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
             PACKAGING--2.7%
             -------------------------------------------------------------------------------------
    21,000  +Crown Cork and Seal                                                                    $     732,375
             -------------------------------------------------------------------------------------
    31,000   Riverwood International Corp.                                                                589,000
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      1,321,375
             -------------------------------------------------------------------------------------  -------------
             REAL ESTATE--2.9%
             -------------------------------------------------------------------------------------
    21,000   Nationwide Health Properties, Inc.                                                           863,625
             -------------------------------------------------------------------------------------
    18,000   Post Properties, Inc.                                                                        540,000
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      1,403,625
             -------------------------------------------------------------------------------------  -------------
             TOBACCO--2.1%
             -------------------------------------------------------------------------------------
    12,000   Philip Morris Cos., Inc.                                                                   1,014,000
             -------------------------------------------------------------------------------------  -------------
             TELECOMMUNICATIONS--6.3%
             -------------------------------------------------------------------------------------
    15,000   Ameritech Corp.                                                                              810,000
             -------------------------------------------------------------------------------------
     6,000   A T & T Corp.                                                                                384,000
             -------------------------------------------------------------------------------------
    30,800   Ericsson (LM) Telephone Co., ADR                                                             657,868
             -------------------------------------------------------------------------------------
    22,000   GTE Corp.                                                                                    907,500
             -------------------------------------------------------------------------------------
     6,000   Nokia Corp., ADR                                                                             334,500
             -------------------------------------------------------------------------------------  -------------
             Total                                                                                      3,093,868
             -------------------------------------------------------------------------------------  -------------
             TRANSPORTATION--1.2%
             -------------------------------------------------------------------------------------
     7,000   CSX Corp.                                                                                    586,250
             -------------------------------------------------------------------------------------  -------------
             WHOLESALE--2.1%
             -------------------------------------------------------------------------------------
    11,500   Alco Standard Corp.                                                                        1,017,750
             -------------------------------------------------------------------------------------  -------------
             TOTAL COMMON STOCKS (IDENTIFIED COST, $37,882,795)                                        45,964,224
             -------------------------------------------------------------------------------------  -------------
CONVERTIBLE PREFERRED STOCKS--4.7%
--------------------------------------------------------------------------------------------------
             COMPUTER--1.1%
             -------------------------------------------------------------------------------------
     9,000   Storage Technology Corp.                                                                     517,500
             -------------------------------------------------------------------------------------  -------------
             FINANCIAL--1.1%
             -------------------------------------------------------------------------------------
     9,000   Sunamerica Inc.                                                                              558,000
             -------------------------------------------------------------------------------------  -------------



]VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                                                                VALUE
-----------  -------------------------------------------------------------------------------------  -------------
CONVERTIBLE PREFERRED STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
             INSURANCE--2.5%
             -------------------------------------------------------------------------------------
    17,000   Travelers, Inc.                                                                        $   1,198,500
             -------------------------------------------------------------------------------------  -------------
             TOTAL CONVERTIBLE PREFERRED STOCKS (IDENTIFIED COST, $2,414,714)                           2,274,000
             -------------------------------------------------------------------------------------  -------------
MONEY MARKET MUTUAL FUND SHARES--1.9%
--------------------------------------------------------------------------------------------------
$  943,111   Seven Seas Money Market Fund (at net asset value)                                            943,111
             -------------------------------------------------------------------------------------  -------------
             TOTAL INVESTMENTS (IDENTIFIED COST, $41,240,620)                                       $  49,181,335++
             -------------------------------------------------------------------------------------  -------------


 + Non-income producing.

++ The cost of investments for federal tax purposes amounts to $41,240,620. The net unrealized appreciation of investments on a federal tax basis amounts to $7,940,715 which is comprised of $8,384,553 appreciation and $443,838 depreciation at October 31, 1995.

Note: The categories of investments are shown as a percentage of net assets ($48,786,686) at October 31, 1995.

The following abbreviation is used in this portfolio:

ADR--American Depositary Receipts

(See Notes which are an integral part of the Financial Statements)

VISION GROWTH AND INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Investments in securities, at amortized cost and value (identified cost $41,240,620)                 $  49,181,335
---------------------------------------------------------------------------------------------------
Cash                                                                                                         1,891
---------------------------------------------------------------------------------------------------
Income receivable                                                                                           62,377
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                            482,971
---------------------------------------------------------------------------------------------------
Receivable for capital stock sold                                                                           21,361
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                            2,015
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       49,751,950
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Payable for investments purchased                                                        $  957,367
---------------------------------------------------------------------------------------
Payable for capital stock redeemed                                                            1,008
---------------------------------------------------------------------------------------
Accrued expenses                                                                              6,889
---------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                     965,264
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 4,134,171 shares outstanding                                                          $  48,786,686
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid-in capital                                                                                      $  42,456,677
---------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                                                7,940,715
---------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                                                     (1,619,634)
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                          8,928
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  48,786,686
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($48,786,686 / 4,134,171 shares outstanding)                                      $11.80
---------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share (100/95.50 of $11.80)*                                                             $12.36
---------------------------------------------------------------------------------------------------  -------------


*See "What Fund Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


VISION GROWTH AND INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $6,633)                                                   $    463,904
-------------------------------------------------------------------------------------------------------
Interest                                                                                                       42,075
-------------------------------------------------------------------------------------------------------  ------------
     Total investment income                                                                                  505,979
-------------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------
Investment advisory fee                                                                      $  158,965
-------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                        26,675
-------------------------------------------------------------------------------------------
Custodian fees                                                                                   14,720
-------------------------------------------------------------------------------------------
Transfer agent and dividend disbursing agent fees and expenses                                   17,224
-------------------------------------------------------------------------------------------
Directors' fees                                                                                   2,681
-------------------------------------------------------------------------------------------
Auditing fees                                                                                     5,982
-------------------------------------------------------------------------------------------
Legal fees                                                                                        3,126
-------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                        20,060
-------------------------------------------------------------------------------------------
Capital stock registration costs                                                                  8,381
-------------------------------------------------------------------------------------------
Printing and postage                                                                              7,921
-------------------------------------------------------------------------------------------
Taxes                                                                                             2,144
-------------------------------------------------------------------------------------------
Insurance premiums                                                                                2,171
-------------------------------------------------------------------------------------------
Miscellaneous                                                                                     2,151
-------------------------------------------------------------------------------------------  ----------
     Total expenses                                                                             272,201
-------------------------------------------------------------------------------------------
Deduct--
-------------------------------------------------------------------------------------------
Waiver of investment advisory fee                                                 $     541
--------------------------------------------------------------------------------  ---------
  Total waivers                                                                                     541
-------------------------------------------------------------------------------------------  ----------
     Net expenses                                                                                             271,660
-------------------------------------------------------------------------------------------------------  ------------
          Net investment income                                                                               234,319
-------------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                                       798,697
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                                         4,781,058
-------------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain (loss) on investments                                                 5,579,755
-------------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                                 $  5,814,074
-------------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


VISION GROWTH AND INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               FOR THE SIX
                                                                               MONTHS ENDED        FOR THE YEAR
                                                                             OCTOBER 31, 1995         ENDED
                                                                               (UNAUDITED)        APRIL 30, 1995

INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------

OPERATIONS--
-------------------------------------------------------------------------
Net investment income (net of foreign withholding taxes of $6,633)            $      234,319      $      664,314
-------------------------------------------------------------------------
Net realized gain (loss) on investments ($798,697 net gain and $654,754
net loss, respectively, as computed for federal tax purposes)                        798,697          (2,190,917)
-------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                4,781,058           3,816,948
-------------------------------------------------------------------------  --------------------  ----------------
     Change in net assets resulting from operations                                5,814,074           2,290,345
-------------------------------------------------------------------------  --------------------  ----------------

DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------
Distributions from net investment income                                            (229,611)           (680,851)
-------------------------------------------------------------------------  --------------------  ----------------

CAPITAL STOCK TRANSACTIONS--
-------------------------------------------------------------------------
Proceeds from sale of shares                                                       6,234,461          16,862,460
-------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                               118,732             368,130
-------------------------------------------------------------------------
Cost of shares redeemed                                                           (2,508,684)         (2,426,603)
-------------------------------------------------------------------------  --------------------  ----------------
     Change in net assets resulting from capital stock transactions                3,844,509          14,803,987
-------------------------------------------------------------------------  --------------------  ----------------
          Change in net assets                                                     9,428,972          16,413,481
-------------------------------------------------------------------------

NET ASSETS:
-------------------------------------------------------------------------
Beginning of period                                                               39,357,714          22,944,233
-------------------------------------------------------------------------  --------------------  ----------------
End of period (including undistributed net investment income of $8,928
and $4,220, respectively)                                                     $   48,786,686      $   39,357,714
-------------------------------------------------------------------------  --------------------  ----------------


(See Notes which are an integral part of the Financial Statements)

VISION GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Vision Group of Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of five diversified portfolios and one non-diversified portfolio: Vision Money Market Fund ("Money Market"), Vision Treasury Money Market Fund ("Treasury Money Market"), Vision New York Tax-Free Money Market Fund ("New York Tax-Free Money Market"), Vision Growth and Income Fund ("Growth and Income"), Vision New York Tax-Free Fund ("New York Tax-Free")*, and Vision U.S. Government Securities Fund ("U.S. Government Securities"). The financial statements included herein present only those of the Growth and Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors ("Directors").

     Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

---------
* Non-diversified portfolio.


     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At April 30, 1995, the Fund , for federal tax purposes, had a capital loss carryforward of $654,754, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2003.

     Additionally, net capital losses of $1,557,739 attributable to security transactions incurred after October 31, 1994 are treated as arising on May 1, 1995, the first day of the Fund's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

     RECLASSIFICATION--During the year ended April 30, 1995, the Funds adopted Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies ("SOP93-2"). Accordingly, permanent book and tax differences have been reclassified between the accumulated net realized loss account and the undistributed net investment income account. These differences are primarily due to differing treatments for market discount. Amounts as of April 30, 1995 have been reclassified to reflect the following:

                                         INCREASE (DECREASE)
          ACCUMULATED NET REALIZED GAIN/LOSS                 UNDISTRIBUTED NET INVESTMENT INCOME
                        ($528)                                              $528


     Net investment income, net realized gains/losses, and net assets were not affected by this change.


     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At October 31, 1995, there were 1,000,000,000 shares of $0.001 par value capital stock authorized. Transactions in capital stock were as follows:

                                                                                    SIX MONTHS
                                                                                      ENDED
                                                                                   OCTOBER 31,      YEAR ENDED
                                                                                       1995         APRIL 30,
                                                                                   (UNAUDITED)         1995
Shares sold                                                                              545,172       1,698,381
--------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                        10,239          37,166
--------------------------------------------------------------------------------
Shares redeemed                                                                         (222,109)       (245,491)
--------------------------------------------------------------------------------  --------------  --------------
  Net change resulting from capital stock transactions                                   333,302       1,490,056
--------------------------------------------------------------------------------  --------------  --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Manufacturers & Traders Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.70 of 1% of the Fund's average daily net assets. The Adviser has entered into a sub-advisory contract with Harbor Capital Management Company, Inc. (the"Sub-Adviser"). The Adviser shall pay Sub-Adviser up to 0.50 of 1% of the Fund's average daily net assets up to $100 million and
0.40 of 1% of such assets in excess thereof. The Adviser and Sub-Adviser may voluntarily choose to waive a portion or all of their fees and reimburse certain operating expenses of the Fund. The Adviser and Sub-Adviser can modify or terminate this voluntary waiver and reimbursement at any time at their sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Corporation for the period. FAS may voluntarily choose to waive a portion of its fee. FAS can modify or terminate voluntary waiver at any time at its sole discretion.

DISTRIBUTION AND SHAREHOLDER SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC") , the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25 of 1% of the average daily net assets of the Fund, annually, to compensate FSC. The Fund did not pay or accrue distribution expenses during the six months ended October 31, 1995.


Under the terms of a shareholder service agreement between FAS and M&T Bank, the Fund will pay M&T Bank a fee to obtain certain services for shareholders and the maintenance of shareholder accounts. The fee is based on the level of average net assets of the Fund for the period.
The Fund did not pay or accrue any shareholder servicing agent fees for the six months ended
October 31, 1995.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. The fee is based on the size, type, and number of accounts and transactions made by shareholders.

ORGANIZATIONAL EXPENSES--Organizational expenses ($18,626) were initially borne by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following November 2, 1993 (date the Fund became effective). For the fiscal year ended six months ended October 31, 1995, the Fund paid $1,542 pursuant to this agreement.

Certain Officers of the Corporation are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 1995, were as follows:

PURCHASES                                                                                            $  21,159,894
---------------------------------------------------------------------------------------------------  -------------
Sales                                                                                                $  16,967,202
---------------------------------------------------------------------------------------------------  -------------


DIRECTORS                                              OFFICERS
-----------------------------------------------------------------------

Randall I. Benderson                                      Edward C. Gonzales
Joseph J. Castiglia                                       President and Treasurer
Daniel R. Gernatt, Jr.                                    Charles L. Davis, Jr.
George K. Hambleton, Jr.                                  Vice President and Assistant Treasurer
                                                          Victor R. Siclari
                                                          Secretary
                                                          C. Todd Gibson
                                                          Assistant Secretary


Shares of the VISION Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company ("M & T Bank"), and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.




                                    VISION
                               U.S. Government
                                  Securities
                                     Fund


Seeks current income by investing primarily in securities that are guaranteed for payment of principal and interest by the U.S. Government, its agencies or instrumentalities (Fund shares themselves are not guaranteed). Capital appreciation is a secondary investment consideration.

--------------------------------------------------------------------------------



                                    VISION
                              New York Tax-Free
                                     Fund

Seeks current income that is exempt from federal regular income tax, (some of the income may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes, and is consistent with preservation of capital.

--------------------------------------------------------------------------------



                                    VISION
                              Growth and Income
                                     Fund

Seeks to provide long-term growth of capital and income by investing in a diversified portfolio consisting primarily of equity securities (common stock and convertible securities) and debt securities (bonds and notes).

--------------------------------------------------------------------------------



                                    VISION
                                 Money Market
                                     Fund

Seeks current income with liquidity and stability of principal by investing in high-quality money market instruments.

--------------------------------------------------------------------------------
                                    VISION
                            Treasury Money Market
                                     Fund

Primarily seeks current income with liquidity and stability of principal by investing in direct obligations of the U.S. Treasury, which are guaranteed by the U.S. Government for timely payment of principal and interest, (Fund shares themselves are not guaranteed), and repurchase agreements secured by these obligations.

--------------------------------------------------------------------------------



                                    VISION
                              New York Tax-Free
                                 Money Market
                                     Fund

Seeks as high a level of current interest income that is exempt from federal regular income tax (some of the income may be subject to the federal alternative minimum tax) as is consistent with liquidity and relative stability of principal. In addition, the Fund seeks to provide income that is exempt from New York State and New York City personal income taxes.

--------------------------------------------------------------------------------




                    [LOGO OF VISION GROUP OF FUNDS, INC.]
                              SEMI-ANNUAL REPORT
                               TO SHAREHOLDERS
                               OCTOBER 31, 1995





                          -------------------------


                                    VISION
                                   New York
                                   Tax-Free
                                     Fund


                          -------------------------




Harbor Capital Management Company, Inc.
Sub-Adviser to the
VISION Growth and Income Fund
125 High Street
Boston, MA 02110


Federated Securities Corp.
Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 92830F505
GOO156-O1 (12/95)


[RECYCLED PAPER LOGO]


Manufacturers and Traders Trust Company
Investment Adviser to the Funds
One M&T Plaza
Buffalo, NY 14240-4556





PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report of the Vision New York Tax-Free Fund for the six-month period ended October 31, 1995. The report begins with an investment review by the fund's portfolio manager, followed by a list of the fund's municipal bond holdings and complete financial information.

As a shareholder, you are pursuing monthly, double-tax-free income (triple-tax-free income if you are a New York City resident).*

During the six-month period, the fund's portfolio of high-quality, New York municipal bonds paid $656,403, or $0.23 per share. The fund's net asset value rose from $9.67 at the beginning of the period to $10.09 at the period's end.

By the end of the period, tax-sensitive residents had invested a total of $29.3 million in Vision New York Tax-Free Fund. Thank you for your continued confidence in the fund. We welcome your questions and comments as we keep you informed about the progress of your investment.

Sincerely,

Edward C. Gonzales

Edward C. Gonzales
President
December 15, 1995

* Income may be subject to the federal alternative minimum tax.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

Yields on municipal securities generally fell during the first six months of the Vision New York Tax-Free Fund's (the "Fund") fiscal year. On May 1, 1995, the municipal bond market, as measured by the Bond Buyer 40 Bond Index+ (yield to par basis), was 6.43%. The yield fell to 5.86% on June 6, 1995, rose to 6.64% on August 15, 1995, and ended the period at 5.99% on October 31, 1995.

The Fund largely anticipated the interest rate movements in 1995, providing a total return for the May 1, 1995 to October 31, 1995 period of 6.73%*, based on net asset value, nearly matching the 7.0% return of the Lehman New York Tax-Exempt Index.+ This return was accomplished even though the Fund maintained a higher credit profile than the index. The net asset value of the Fund rose from $9.67 on May 1, 1995 to $10.09 on October 31, 1995.

Municipal yields (as measured by the Bond Buyer 40 Bond Index) were as high as 96.2% of Treasury Bond yields on September 27, 1995 and as low as 87.6% on April 28, 1995. This relationship was 94.5% on October 31st, reflecting continued fears of the possibility of a flat tax. Municipal yields as a percentage of Treasury yields are near historical peak levels. We feel that a flat tax is already priced into the market and view the municipal market optimistically.

+ The Bond Buyer 40 Bond Index is comprised of 40 actively quoted and traded long-term municipal bonds. The Lehman Brothers New York Tax-Exempt Index is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. These indices are unmanaged and investments cannot be made in them.

 * Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period reflecting the Fund's sales charge was 1.89%.

VISION NEW YORK TAX-FREE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           FOR THE SIX
                                                                          MONTHS ENDED             YEAR ENDED
                                                                        OCTOBER 31, 1995           APRIL 30,
                                                                           (UNAUDITED)         1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                        $    9.67        $    9.61   $   10.00
--------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------
  Net investment income                                                          0.23             0.46        0.20
--------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                         0.42             0.06       (0.39)
--------------------------------------------------------------------          -------        ---------  -----------
  Total from investment operations                                               0.65             0.52       (0.19)
--------------------------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------------------------
  Distributions from net investment income                                      (0.23)           (0.46)      (0.20)
--------------------------------------------------------------------          -------        ---------  -----------
NET ASSET VALUE, END OF PERIOD                                              $   10.09        $    9.67   $    9.61
--------------------------------------------------------------------          -------        ---------  -----------
TOTAL RETURN (B)                                                                 6.73%            5.58%      (1.22%)
--------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------
  Expenses                                                                       1.08%(c)         0.40%       0.00%
--------------------------------------------------------------------
  Net investment income                                                          4.53%(c)         4.80%       4.79%(c)
--------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                .37%(c)         1.12%       1.78%(c)
--------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                   $  29,371          $27,346   $  25,225
--------------------------------------------------------------------
  Portfolio turnover                                                               92%              51%         21%
--------------------------------------------------------------------


 (a) Reflects operations for the period from September 22, 1993 (date of initial public investment) to April 30, 1994.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

VISION NEW YORK TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          CREDIT
                                                                                          RATING:
 PRINCIPAL                                                                                MOODY'S
   AMOUNT                                                                                 OR S&P*        VALUE
------------  ------------------------------------------------------------------------  -----------  -------------
LONG-TERM MUNICIPAL SECURITIES--97.4%
--------------------------------------------------------------------------------------
$    100,000  Amherst, NY, GO UT Bonds, 4.625% (Public Improvements)/
              (FGIC Insured), 3/1/2003                                                         AAA   $     100,799
              ------------------------------------------------------------------------
     100,000  Hamburg, NY, Central School District, GO UT Bonds, 6.10%
              (AMBAC Insured), 5/15/2004                                                       AAA         109,862
              ------------------------------------------------------------------------
   1,300,000  Housing, NY, Refundable Corporate Revenue Bonds, 5.00% 11/1/2013                  AA       1,155,466
              ------------------------------------------------------------------------
   1,425,000  Jamestown, NY, Housing Authority Mortgage Revenue Bonds, 6.125% (Bradmar
              Village Project)/(HUD Section 8 Insured), 7/1/2010                                A-       1,445,078
              ------------------------------------------------------------------------
   1,000,000  Metropolitan Transportation Authority, NY, Refunding Revenue Bonds
              (Series M), 6.00% (AMBAC Insured),
              7/1/2014                                                                         AAA       1,031,340
              ------------------------------------------------------------------------
      50,000  New Paltz, NY, Central School District, 6.00% (AMBAC Insured), 6/15/2008         AAA          54,513
              ------------------------------------------------------------------------
     845,000  New York State Dormitory Authority, (Series A), 5.40% (Upstate Community
              Colleges), 7/1/2009                                                             BBB-         810,947
              ------------------------------------------------------------------------
   1,200,000  New York State Dormitory Authority, 5.75% (Department of Health),
              7/1/2006                                                                         BBB       1,210,368
              ------------------------------------------------------------------------
   1,000,000  New York State Dormitory Authority, 5.90% (Univ. Rochester Strong
              Memorial Hospital)/(GO of Univ. Insured), 7/1/2017                                A1       1,001,470
              ------------------------------------------------------------------------
   1,000,000  New York State Dormitory Authority, (Series 1993 A), 6.00% 7/1/2020              BBB       1,008,270
              ------------------------------------------------------------------------
   1,010,000  New York State Energy Research & Development Authority, (Series A),
              7.75% (Con Edison Co.), 1/1/2024                                                  A1       1,086,144
              ------------------------------------------------------------------------
   1,300,000  New York State Energy Research & Development Authority, PCR Bonds,
              (Series A), 5.95% (New York State Electric & Gas Corp.), 12/1/2027               BBB       1,230,749
              ------------------------------------------------------------------------



VISION NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------

                                                                                          CREDIT
                                                                                          RATING:
 PRINCIPAL                                                                                MOODY'S
   AMOUNT                                                                                 OR S&P*        VALUE
------------  ------------------------------------------------------------------------  -----------  -------------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
$    800,000  New York State Environmental Facility, PCR Bonds, (Series E), 6.50%
              (State Water Revolving Fund), 6/15/2014                                           Aa   $     854,784
              ------------------------------------------------------------------------
   1,000,000  New York State HFA, (Series A), 6.25%, 9/15/2010                                 BBB       1,032,080
              ------------------------------------------------------------------------
   1,000,000  New York State Local Government Assistance Corp., GO Revenue Refunding
              Bonds (Series E), 6.00% (GO of Corp. Insured), 4/1/2014                            A       1,047,310
              ------------------------------------------------------------------------
   1,400,000  New York State Medical Care Facilities Finance Agency, (Series B), 6.00%
              (Hospital and Nursing Home Imps.)/(FHA 242 Insured), 8/15/2014                   AAA       1,427,706
              ------------------------------------------------------------------------
   1,000,000  New York Medical Care Facilities Finance Agency, (Series D), 6.35%
              (Hospital and Nursing Home Imps.)/(FHA 242 Insured), 2/15/2012                    AA       1,087,150
              ------------------------------------------------------------------------
   1,300,000  New York State Medical Care Facilities Finance Agency, (Series A),
              6.375% (Hospital and Nursing Home Imps.)/
              (FHA 242 Insured), 8/15/2024                                                      AA       1,344,434
              ------------------------------------------------------------------------
   1,000,000  New York State Medical Care Facilities Finance Agency, (Series A), 6.70%
              (NY Downtown Hospital), 2/15/2012                                                BBB       1,036,750
              ------------------------------------------------------------------------
   1,000,000  New York State Mortgage Agency, Revenue Bonds (Series 41-A), 6.45%
              10/1/2014                                                                         Aa       1,034,020
              ------------------------------------------------------------------------
     955,000  New York State Power Authority, General Purpose Revenue Bonds (Series
              Y), 6.75% 1/1/2018                                                               AA-       1,037,006
              ------------------------------------------------------------------------
     750,000  New York State Thruway Authority, Local Highway and Bridge Bonds (Series
              A), 5.50% (MBIA Insured), 4/1/2015                                               AAA         741,585
              ------------------------------------------------------------------------
   1,000,000  New York State Urban Development Correctional Facility, Refunding Bonds
              (Series A), 5.50% 1/1/2009                                                       BBB         975,700
              ------------------------------------------------------------------------
      50,000  North Tonawanda City, NY, GO UT Bonds, 6.05% (FGIC Insured), 10/1/2006           AAA          54,748
              ------------------------------------------------------------------------
   2,000,000  Onondaga County, NY, IDA Revenue Bonds, 5.75% (Bristol-
              Meyers Squibb), 3/1/2024                                                         AAA       1,994,260
              ------------------------------------------------------------------------



VISION NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------

                                                                                          CREDIT
                                                                                          RATING:
 PRINCIPAL                                                                                MOODY'S
   AMOUNT                                                                                 OR S&P*        VALUE
------------  ------------------------------------------------------------------------  -----------  -------------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
$  1,120,000  Oneonta, NY, Housing Development Refunding Revenue Bonds (Series A),
              5.45% (MBIA FHA 221 D 3 Insured),
              7/1/2022                                                                         AAA   $   1,049,742
              ------------------------------------------------------------------------
     765,000  Puerto Rico Electric Power Authority, (Series O), 5.00%
              7/1/2012                                                                          A-         707,426
              ------------------------------------------------------------------------
   1,000,000  Puerto Rico Electric Power Authority, (Series S), 6.125%
              (CGIC Insured), 7/1/2008                                                         AAA       1,092,740
              ------------------------------------------------------------------------
     100,000  Sweet Home Central School District, NY, GO UT Bonds, 4.75% (AMBAC
              Insured), 1/15/2005                                                              AAA          99,735
              ------------------------------------------------------------------------
     100,000  Tonawanda Town, NY, GO UT Bonds, 4.20% 3/1/2003                                    A          96,591
              ------------------------------------------------------------------------
     100,000  Webster, NY, Central School District, 4.70% (FGIC Insured), 6/15/2002            AAA         101,101
              ------------------------------------------------------------------------
   1,500,000  Westchester County, NY, IDA Resource Recovery Revenue Bonds (Series A),
              5.75% (Resco Co.)/(AMBAC Insured),
              7/1/2009                                                                         AAA       1,550,010
              ------------------------------------------------------------------------               -------------
              TOTAL LONG-TERM MUNICIPAL SECURITIES
              (IDENTIFIED COST, $27,822,951)                                                            28,609,884
              ------------------------------------------------------------------------               -------------
SHORT-TERM MUNICIPAL SECURITIES--.7%
--------------------------------------------------------------------------------------
     200,000  New York City, NY, City Municipal Water Authority, Monthly VRDN (Series
              C), (FGIC Insured) (at amortized cost)                                     VMIG1             200,000
              ------------------------------------------------------------------------               -------------
              TOTAL MUNICIPAL SECURITIES
              (IDENTIFIED COST, $28,022,951)                                                         $  28,809,884+
              ------------------------------------------------------------------------               -------------


* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

+ The cost of investments for federal tax purposes amounts to $28,022,951. The net unrealized appreciation on a federal tax basis amounts to $786,933, which is comprised of $795,017 appreciation and $8,084 depreciation at October 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($29,371,465) at October 31, 1995.


VISION NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------

The following abbreviations are used in this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
CGIC--Capital Guarantee Insurance Corp.
FGIC--Financial Guaranty Insurance Company
FHA--Federal Housing Administration
GO--General Obligations
HFA--Housing Finance Authority
HUD--Housing & Urban Development
MBIA--Municipal Bond Investors Assurance
PCR--Pollution Control Revenue
UT--Unlimited Tax
VRDN--Variable Rate Demand Note

(See Notes which are an integral part of the Financial Statements)
VISION NEW YORK TAX-FREE FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Investments in securities, at amortized cost and value
(identified cost $28,022,951)                                                                        $  28,809,884
---------------------------------------------------------------------------------------------------
Cash                                                                                                       162,441
---------------------------------------------------------------------------------------------------
Income receivable                                                                                          485,310
---------------------------------------------------------------------------------------------------
Receivable for capital stock sold                                                                          127,139
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           14,272
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       29,599,046
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Income distribution payable                                                              $   19,730
---------------------------------------------------------------------------------------
Payable for investments purchased                                                           108,055
---------------------------------------------------------------------------------------
Payable for capital stock redeemed                                                           81,918
---------------------------------------------------------------------------------------
Accrued expenses                                                                             17,878
---------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                     227,581
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 2,908,356 shares outstanding                                                          $  29,371,465
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSISTS OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  29,238,466
---------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                                                  786,933
---------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                                                       (660,323)
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                          6,389
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  29,371,465
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($29,371,465 / 2,908,356 shares outstanding)                                      $10.09
---------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share (100/95.50 of $10.09)*                                                             $10.57
---------------------------------------------------------------------------------------------------  -------------


*See "What Fund Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


VISION NEW YORK TAX-FREE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $    816,329
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------
Investment advisory fee                                                                   $  101,698
----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     25,138
----------------------------------------------------------------------------------------
Custodian fees                                                                                12,157
----------------------------------------------------------------------------------------
Transfer agent and dividend disbursing agent fees and expenses                                16,348
----------------------------------------------------------------------------------------
Directors' fees                                                                                2,015
----------------------------------------------------------------------------------------
Auditing fees                                                                                  5,982
----------------------------------------------------------------------------------------
Legal fees                                                                                     3,338
----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     23,830
----------------------------------------------------------------------------------------
Capital stock registration costs                                                               7,417
----------------------------------------------------------------------------------------
Printing and postage                                                                           5,027
----------------------------------------------------------------------------------------
Taxes                                                                                          1,884
----------------------------------------------------------------------------------------
Insurance premiums                                                                             2,186
----------------------------------------------------------------------------------------
Miscellaneous                                                                                  3,534
----------------------------------------------------------------------------------------  ----------
     Total expenses                                                                          210,554
----------------------------------------------------------------------------------------
Deduct--
----------------------------------------------------------------------------------------
Waiver of investment advisory fee                                              $  47,943
-----------------------------------------------------------------------------
Waiver of administrative personnel and services fee                                5,863
-----------------------------------------------------------------------------  ---------
     Total waivers                                                                            53,806
----------------------------------------------------------------------------------------  ----------
          Net expenses                                                                                     156,748
----------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                       659,581
----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                                   (123,142)
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                                      1,359,427
----------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain (loss) on investments                                              1,236,285
----------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                              $  1,895,866
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


VISION NEW YORK TAX-FREE FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 FOR THE SIX        FOR THE YEAR
                                                                                 MONTHS ENDED           ENDED
                                                                               OCTOBER 31, 1995       APRIL 30,
                                                                                 (UNAUDITED)            1995
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------------------
Net investment income                                                           $      659,581      $   1,232,715
---------------------------------------------------------------------------
Net realized gain (loss) on investments ($123,142 net loss and $389,666 net
loss, respectively, as computed for federal tax purposes)                             (123,142)          (398,183)
---------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                  1,359,427            577,826
---------------------------------------------------------------------------  --------------------  ---------------
     Change in net assets resulting from operations                                  1,895,866          1,412,358
---------------------------------------------------------------------------  --------------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------------------
Distributions from net investment income                                              (656,403)        (1,232,715)
---------------------------------------------------------------------------  --------------------  ---------------
CAPITAL STOCK TRANSACTIONS--
---------------------------------------------------------------------------
Proceeds from sale of shares                                                         4,645,173         10,308,652
---------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                                              521,674          1,015,067
---------------------------------------------------------------------------
Cost of shares redeemed                                                             (4,381,317)        (9,382,067)
---------------------------------------------------------------------------  --------------------  ---------------
     Change in net assets resulting from capital stock transactions                    785,530          1,941,652
---------------------------------------------------------------------------  --------------------  ---------------
          Change in net assets                                                       2,024,993          2,121,295
---------------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------------
Beginning of period                                                                 27,346,472         25,225,177
---------------------------------------------------------------------------  --------------------  ---------------
End of period (Including undistributed net investment income
of $6,389 and $3,212, respectively)                                             $   29,371,465      $  27,346,472
---------------------------------------------------------------------------  --------------------  ---------------


(See Notes which are an integral part of the Financial Statements)

VISION NEW YORK TAX-FREE FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Vision Group of Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of five diversified portfolios and one non-diversified portfolio: Vision Money Market Fund ("Money Market"), Vision Treasury Money Market Fund ("Treasury Money Market"), Vision New York Tax-Free Money Market Fund ("New York Tax-Free Money Market"), Vision Growth and Income Fund ("Growth and Income"), Vision New York Tax-Free Fund ("New York Tax-Free")*, and Vision U.S. Government Securities Fund ("U.S. Government Securities"). The financial statements included herein present only those of the New York Tax-Free Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At April 30, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $389,666, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2003.

---------
* Non-diversified portfolio.


VISION NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------

     Additionally, net capital losses of $147,516 attributable to security transactions incurred after October 31, 1994 are treated as arising on May 1, 1995, the first day of the Fund's next taxable year.
     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

     RECLASSIFICATION--During the year ended April 30, 1995, the Fund adopted Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies ("SOP93-2"). Accordingly, permanent book and tax differences have been reclassified between the accumulated net realized loss account and the undistributed net investment income account. These differences are primarily due to differing treatments for market discount. Amounts as of April 30, 1995 have been reclassified to reflect the following:

                                      INCREASE (DECREASE)
       ACCUMULATED NET REALIZED GAIN/LOSS              UNDISTRIBUTED NET INVESTMENT INCOME
                    ($3,212)                                         $3,212


     Net investment income, net realized gains/losses, and net assets were not affected by this change.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At October 31, 1995, there were 1,000,000,000 shares of $0.001 par value capital stock authorized. Transactions in capital stock were as follows:


VISION NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------

                                                                                      SIX MONTHS
                                                                                        ENDED
                                                                                     OCTOBER 31,      YEAR ENDED
                                                                                         1995         APRIL 30,
                                                                                     (UNAUDITED)         1995
Shares sold                                                                              468,626        1,082,499
----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                        52,415          107,204
----------------------------------------------------------------------------------
Shares redeemed                                                                         (440,837)        (986,616)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from capital stock transactions                                 80,204          203,087
----------------------------------------------------------------------------------  --------------  --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Manufacturers & Traders Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.70 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee and reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Corporation for the period. FAS may voluntarily choose to waive a portion of its fee. FAS can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

DISTRIBUTION AND SHAREHOLDER SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25 of 1% of the average daily net assets of the Fund, annually, to compensate FSC. The Fund did not pay or accrue distribution expenses during the six months ended October 31, 1995.

Under the terms of a shareholder services agreement between FAS and M&T Bank, the Fund will pay M&T Bank a fee to obtain certain personal services for shareholders and the maintenance of shareholder accounts. The fee is based on the level of average net assets of the Fund for the period. The Fund did not pay or accrue any shareholder servicing fees for the six months ended October 31, 1995.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. The fee is based on the size, type and number of accounts and transactions made by shareholders.


VISION NEW YORK TAX-FREE FUND
--------------------------------------------------------------------------------

ORGANIZATIONAL EXPENSES--Organizational expenses ($27,242) were initially borne by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following August 16, 1993 (date the Fund became effective). For the six months ended October 31, 1995, the Fund paid $2,001, pursuant to this agreement.

Certain of the Officers of the Corporation are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 1995 were as follows:

PURCHASES                                                                                            $  26,775,533
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $  25,864,984
---------------------------------------------------------------------------------------------------  -------------


(6) CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers in that state than would be a comparable general tax-exempt mutual fund. In order to reduce the credit risk associated with such factors, at October 31, 1995, 47% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured or supported (backed) by a letter of credit for any one institution or agency did not exceed 5.4% of total investments.

DIRECTORS                                              OFFICERS
-----------------------------------------------------------------------

Randall I. Benderson                                      Edward C. Gonzales
Joseph J. Castiglia                                         President and Treasurer
Daniel R. Gernatt, Jr.                                    Charles L. Davis, Jr.
George K. Hambleton, Jr.                                    Vice President and Assistant Treasurer
                                                          Victor R. Siclari
                                                            Secretary
                                                          C. Todd Gibson
                                                            Assistant Secretary


Shares of the VISION Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed, by Manufacturers and Traders Trust Company ("M & T Bank"), and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.




                                    VISION
                               U.S. Government
                                  Securities
                                     Fund

Seeks current income by investing primarily in securities that are guaranteed for payment of principal and interest by the U.S. Government, its agencies or instrumentalities (Fund shares themselves are not guaranteed). Capital appreciation is a secondary investment consideration.



-------------------------------------------------------------------------------

                                    VISION
                              New York Tax-Free
                                     Fund
Seeks current income that is exempt from federal regular income tax, (some of the income may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes, and is consistent with preservation of capital.



-------------------------------------------------------------------------------

                                    VISION
                              Growth and Income
                                     Fund

Seeks to provide long-term growth of capital and income by investing in a diversified portfolio consisting primarily of equity securities (common stock and convertible securities) and debt securities (bonds and notes).


-------------------------------------------------------------------------------

                                    VISION
                                 Money Market
                                     Fund

Seeks current income with liquidity and stability of principal by investing in high-quality money market instruments.


-------------------------------------------------------------------------------

                                    VISION
                            Treasury Money Market
                                     Fund

Primarily seeks current income with liquidity and stability of principal by investing in direct obligations of the U.S. Treasury, which are guaranteed by the U.S. Government for timely payment of principal and interest, (Fund shares themselves are not guaranteed), and repurchase agreements secured by these obligations.


-------------------------------------------------------------------------------

                                    VISION
                              New York Tax-Free
                                 Money Market
                                     Fund

Seeks as high a level of current interest income that is exempt from federal regular income tax (some of the income may be subject to the federal alternative minimum tax) as is consistent with liquidity and relative stability of principal. In addition, the Fund seeks to provide income that is exempt from New York State and New York City personal income taxes.


-------------------------------------------------------------------------------


                    [LOGO OF VISION GROUP OF FUNDS, INC.]




                              SEMI-ANNUAL REPORT
                               TO SHAREHOLDERS
                               OCTOBER 31, 1995






                           ------------------------


                                    VISION
                               U.S. Government
                                  Securities
                                     Fund


                           ------------------------



Harbor Capital Management Company, Inc.
Sub-Adviser to the
VISION Growth and Income Fund
125 High Street
Boston, MA 02110

Federated Securities Corp.
Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 92830F406
GOO143-O2 (12/95)


[RECYCLED PAPER LOGO]



Manufacturers and Traders Trust Company
Investment Adviser to the Funds
One M&T Plaza
Buffalo, NY 14240-4556




PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report of the Vision U.S. Government Securities Fund for the six-month period ended October 31, 1995. The report begins with an investment review by the fund's portfolio manager, followed by a list of the fund's government security holdings and complete financial information.

During the six-month period, the fund's portfolio of U.S. government securities paid $855,489, or $0.26 per share. The fund's net asset value rose from $9.09 at the beginning of the period to $9.60 at the period's end. During the six-month period between April 30, 1995 and October 31, 1995, the fund had total return figures of 8.55% based on net asset value and 3.65% based on maximum offering price.*

By the end of the period, shareholders had invested a total of $32 million in Vision U.S. Government Securities Fund. Thank you for your continued confidence in the fund. We welcome your questions and comments as we keep you informed about the progress of your investment.

Sincerely,

Edward C. Gonzales

Edward C. Gonzales
President
December 15, 1995

 * Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

Yields on U.S. Treasury 10 Year Notes were 7.0% at the beginning of the U.S. Government Securities Fund's (the "Fund") fiscal year on May 1, 1995. Yields drifted lower over the next six months, but not in a straight line. The yield on the 10 year Treasury fell to 6.04% on June 22, 1995, before rebounding to 6.60% on August 23, 1995. This rebound was the result of fears of increased economic activity which proved to be premature. Yields fell to 5.97% on October 13, 1995, before ending the six month period at 6.03%.

The Fund enjoyed above average total returns during this period for several reasons. We were expecting lower interest rates during 1995 and had positioned the portfolio accordingly by extending our average maturity. We reduced the average maturity of the portfolio in July and subsequently took advantage of the August rise in rates by lengthening the portfolio during the middle and late part of August.

For the first six months of the Fund's year, which began on May 1, 1995 and ended on October 31, 1995, the Fund's total return was 8.55%*, based on net asset value, exceeding the Lehman Aggregate Bond Index+ return of 8.1%. Contributing to this return was an increase in the Fund's net asset value from $9.09 on May 1, 1995 to $9.60 on October 31, 1995.

As we enter 1996, we remain convinced that interest rates have further room to fall, but concerned about the bullish sentiment in the market after a substantial rally in 1995.

The trend downward in rates has been fueled by modest domestic economic growth and low inflation. We see no change on the horizon to these positive factors.

 * Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period reflecting the Fund's sales charge was 3.65%.

+ The Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. This index is unmanaged, and investments cannot be made in an index.

VISION U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            FOR THE SIX
                                                                           MONTHS ENDED             YEAR ENDED
                                                                         OCTOBER 31, 1995           APRIL 30,
                                                                            (UNAUDITED)         1995        1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                         $    9.09        $    9.25   $    10.00
---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------
  Net investment income                                                           0.27             0.56         0.34
---------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                          0.50            (0.16)       (0.75)
---------------------------------------------------------------------       ----------        ---------  -----------
  Total from investment operations                                                0.77             0.40        (0.41)
---------------------------------------------------------------------       ----------        ---------  -----------
LESS DISTRIBUTIONS
---------------------------------------------------------------------
  Distributions from net investment income                                       (0.26)           (0.56)       (0.34)
---------------------------------------------------------------------       ----------        ---------  -----------
NET ASSET VALUE, END OF PERIOD                                               $    9.60        $    9.09   $     9.25
---------------------------------------------------------------------       ----------        ---------  -----------
TOTAL RETURN (B)                                                                  8.55%           4.59%        (4.23%)
---------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------------
  Expenses                                                                        1.18%(c)         0.43%        0.00%(c)
---------------------------------------------------------------------
  Net investment income                                                           5.47%(c)         6.20%        6.11%(c)
---------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                0.18%(c)         1.01%        1.86%(c)
---------------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                      $32,100          $29,573     $24,468
---------------------------------------------------------------------
  Portfolio turnover                                                                70%              78%        320%
---------------------------------------------------------------------


(a) Reflects operations for the period from September 22, 1993 (date of initial public investment) to April 30, 1994.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c)  Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

VISION U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                               VALUE
-------------  -----------------------------------------------------------------------------------  -------------
LONG-TERM OBLIGATIONS--96.7%
--------------------------------------------------------------------------------------------------
               ASSET BACKED MORTGAGES--3.1%
               -----------------------------------------------------------------------------------
$   1,000,000  Green Tree Financial Corp., 1995-D, Class A2, 6.25%, 9/15/2025 (identified cost,
               $999,633)                                                                            $   1,001,160
               -----------------------------------------------------------------------------------  -------------
               COLLATERALIZED MORTGAGE OBLIGATIONS--15.7%
               -----------------------------------------------------------------------------------
    5,000,000  Federal National Mortgage Association REMIC, 6.50%, Series 1993-135PE, 2/25/2007
               (identified cost, $4,722,867)                                                            5,038,150
               -----------------------------------------------------------------------------------  -------------
               U.S. TREASURY NOTES--60.6%
               -----------------------------------------------------------------------------------
   11,450,000  6.75%, 5/31/1999                                                                        11,815,255
               -----------------------------------------------------------------------------------
    3,200,000  6.75%, 6/30/1999                                                                         3,304,096
               -----------------------------------------------------------------------------------
    4,000,000  7.25%, 5/15/2004                                                                         4,327,240
               -----------------------------------------------------------------------------------  -------------
               Total U.S. Treasury Notes (identified cost, $19,122,531)                                19,446,591
               -----------------------------------------------------------------------------------  -------------
               U.S. TREASURY BONDS--17.3%
               -----------------------------------------------------------------------------------
    2,250,000  11.75%, 11/15/2014                                                                       3,386,970
               -----------------------------------------------------------------------------------
    2,000,000  7.125%, 2/15/2023                                                                        2,178,840
               -----------------------------------------------------------------------------------  -------------
               Total U.S. Treasury Bonds (identified cost, $5,203,750)                                  5,565,810
               -----------------------------------------------------------------------------------  -------------

               TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST, $30,048,781)                              31,051,711
               -----------------------------------------------------------------------------------  -------------



VISION U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                               VALUE
-------------  -----------------------------------------------------------------------------------  -------------
*REPURCHASE AGREEMENT--1.1%
--------------------------------------------------------------------------------------------------
$     358,000  Morgan Guaranty Trust Co., 5.875%, dated 10/31/1995, due 11/1/1995 (at amortized
               cost)                                                                                $     358,000
               -----------------------------------------------------------------------------------  -------------

               TOTAL INVESTMENTS (IDENTIFIED COST, $30,406,781)                                     $  31,409,711+
               -----------------------------------------------------------------------------------  -------------


 * The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

+ The cost of investments for federal tax purposes amounts to $30,406,781. The unrealized appreciation of investments on a federal tax basis amounts to $1,002,930, which is comprised of $1,002,930 appreciation at October 31, 1995.

The following abbreviation is used in this portfolio:

REMIC--Real Estate Mortgage Investment Conduit

Note: The categories of investments are shown as a percentage of net assets
      ($32,100,434) at October 31, 1995.

(See Notes which are an integral part of the Financial Statements)

VISION U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------------------------
Investments in repurchase agreement                                                  $     358,000
-----------------------------------------------------------------------------------
Investments in securities                                                               31,051,711
-----------------------------------------------------------------------------------  -------------
     Total Investments, at amortized cost and value
     (identified cost $30,406,781)                                                                  $  31,409,711
--------------------------------------------------------------------------------------------------
Cash                                                                                                        3,700
--------------------------------------------------------------------------------------------------
Income receivable                                                                                         714,202
--------------------------------------------------------------------------------------------------
Receivable for capital stock sold                                                                          45,791
--------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           7,396
--------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                      32,180,800
--------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------------------
Income distribution payable                                                          $      67,806
-----------------------------------------------------------------------------------
Payable for capital stock redeemed                                                           2,596
-----------------------------------------------------------------------------------
Accrued expenses                                                                             9,964
-----------------------------------------------------------------------------------  -------------
     Total liabilities                                                                                     80,366
--------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 3,342,294 shares outstanding                                                         $  32,100,434
--------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSISTS OF:
--------------------------------------------------------------------------------------------------
Paid in capital                                                                                     $  32,123,892
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                                               1,002,930
--------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                                                    (1,050,801)
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                        24,413
--------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                               $  32,100,434
--------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
--------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($32,100,434 / 3,342,294 shares outstanding)                                      $9.60
--------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share (100/95.50 of $9.60)*                                                             $10.05
--------------------------------------------------------------------------------------------------  -------------


*See "What Fund Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


VISION U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  1,039,933
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------
Investment advisory fee                                                                   $  109,133
----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     25,136
----------------------------------------------------------------------------------------
Custodian fees                                                                                 9,682
----------------------------------------------------------------------------------------
Transfer agent and dividend disbursing agent fees and expenses                                16,017
----------------------------------------------------------------------------------------
Directors' fees                                                                                2,681
----------------------------------------------------------------------------------------
Auditing fees                                                                                  5,982
----------------------------------------------------------------------------------------
Legal fees                                                                                     3,318
----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     20,361
----------------------------------------------------------------------------------------
Capital stock registration costs                                                               7,851
----------------------------------------------------------------------------------------
Printing and postage                                                                           4,525
----------------------------------------------------------------------------------------
Taxes                                                                                          2,765
----------------------------------------------------------------------------------------
Insurance premiums                                                                             2,177
----------------------------------------------------------------------------------------
Miscellaneous                                                                                  3,016
----------------------------------------------------------------------------------------  ----------
     Total expenses                                                                          212,644
----------------------------------------------------------------------------------------
Deduct--
----------------------------------------------------------------------------------------
Waiver of investment advisory fee                                              $  23,386
-----------------------------------------------------------------------------
Waiver of administrative personnel and services fee                                4,814
-----------------------------------------------------------------------------  ---------
     Total waivers                                                                            28,200
----------------------------------------------------------------------------------------  ----------
          Net expenses                                                                                     184,444
----------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                       855,489
----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                                   (385,064)
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                                      2,054,725
----------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain (loss) on investments                                              1,669,661
----------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                              $  2,525,150
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


VISION U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   FOR THE SIX       FOR THE YEAR
                                                                                   MONTHS ENDED          ENDED
                                                                                 OCTOBER 31, 1995      APRIL 30,
                                                                                   (UNAUDITED)           1995

INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------

OPERATIONS--
-----------------------------------------------------------------------------
Net investment income                                                             $      855,489     $   1,706,372
-----------------------------------------------------------------------------
Net realized gain (loss) on investments ($385,064 net loss and $582,574 net loss, respectively, as computed for federal tax
purposes)                                                                               (385,064)         (263,316)
-----------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                    2,054,725          (134,186)
-----------------------------------------------------------------------------  --------------------  -------------
     Change in net assets resulting from operations                                    2,525,150         1,308,870
-----------------------------------------------------------------------------  --------------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------------
Distributions from net investment income                                                (855,489)       (1,706,372)
-----------------------------------------------------------------------------  --------------------  -------------

CAPITAL STOCK TRANSACTIONS--
-----------------------------------------------------------------------------
Proceeds from sale of shares                                                           2,919,937         9,446,746
-----------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                                                455,874           932,736
-----------------------------------------------------------------------------
Cost of shares redeemed                                                               (2,518,444)       (4,876,091)
-----------------------------------------------------------------------------  --------------------  -------------
     Change in net assets resulting from capital stock
     transactions                                                                        857,367         5,503,391
-----------------------------------------------------------------------------  --------------------  -------------
          Change in net assets                                                         2,527,028         5,105,889
-----------------------------------------------------------------------------

NET ASSETS:
-----------------------------------------------------------------------------
Beginning of period                                                                   29,573,406        24,467,517
-----------------------------------------------------------------------------  --------------------  -------------
End of period (Including undistributed net investment income
of $24,413)                                                                       $   32,100,434     $  29,573,406
-----------------------------------------------------------------------------  --------------------  -------------


(See Notes which are an integral part of the Financial Statements)

VISION U.S. GOVERNMENT SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Vision Group of Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of five diversified portfolios and one non-diversified portfolio: Vision Money Market Fund ("Money Market"), Vision Treasury Money Market Fund ("Treasury Money Market"), Vision New York Tax-Free Money Market Fund ("New York Tax-Free Money Market"), Vision Growth and Income Fund ("Growth and Income"), Vision New York Tax-Free Fund ("New York Tax-Free")*, and Vision U.S. Government Securities Fund ("U.S. Government Securities"). The financial statements included herein present only those of the U.S. Government Securities Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service. Investments in other open-end regulated investment companies are valued at net asset value.

B. REPURCHASE AGREEMENTS--It is the policy of the Fund to require a custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors ("Directors").

---------
* Non-diversified portfolio.


VISION U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

     Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

C. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS-- Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").

D. FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

E. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

F. DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

G.   OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At October 31, 1995, there were 1,000,000,000 shares of $0.001 par value capital stock authorized. Transactions in capital stock were as follows:

                                                                                      SIX MONTHS
                                                                                        ENDED         YEAR ENDED
                                                                                     OCTOBER 31,      APRIL 30,
                                                                                         1995            1995
Shares sold                                                                              309,116        1,052,919
----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                        48,098          104,428
----------------------------------------------------------------------------------
Shares redeemed                                                                         (267,235)        (550,862)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from capital stock transactions                                 89,979          606,485
----------------------------------------------------------------------------------  --------------  --------------



VISION U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Manufacturers & Traders Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.70 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion or all of its fees and reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Corporation for the period. FAS may voluntarily choose to waive a portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

DISTRIBUTION AND SHAREHOLDER SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25 of 1% of the average daily net assets of the Fund, annually, to compensate FSC. The Fund did not pay or accrue distribution expenses during the six months ended October 31, 1995.

Under the terms of a shareholder service agreement between FAS and M&T Bank, the Fund will pay M&T Bank a fee obtain certain personal services for shareholders and the maintenance of shareholder accounts. The fee is based on the level of average net assets of the Fund for the period. The Fund did not pay or accrue shareholder servicing agent fees for the six months ended October 31, 1995.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. The fee is based on the size, type, and number of accounts and transactions made by shareholders.

ORGANIZATIONAL EXPENSES--Organizational expenses ($21,313) were initially borne by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following August 16, 1993 (date the Fund became effective). For the six months ended October 31, 1995, the Fund paid $1,707 pursuant to this agreement.

Certain Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.


VISION U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended October 31, 1995, were as follows:

PURCHASES                                                                                            $  23,822,906
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $  19,948,203
---------------------------------------------------------------------------------------------------  -------------


DIRECTORS                                              OFFICERS
--------------------------------------------------------------------------------

Randall I. Benderson                                      Edward C. Gonzales
Joseph J. Castiglia                                         President and Treasurer
Daniel R. Gernatt, Jr.                                    Charles L. Davis, Jr.
George K. Hambleton, Jr.                                    Vice President and Assistant Treasurer
                                                          Victor R. Siclari
                                                            Secretary
                                                          C. Todd Gibson
                                                            Assistant Secretary


Shares of the VISION Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company ("M & T Bank"), and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.







                                    VISION
                               U.S. Government
                                  Securities
                                     Fund

Seeks current income by investing primarily in securities that are guaranteed for payment of principal and interest by the U.S. Government, its agencies or instrumentalities (Fund shares themselves are not guaranteed). Capital appreciation is a secondary investment consideration.


-------------------------------------------------------------------------------

                                    VISION
                              New York Tax-Free
                                     Fund

Seeks current income that is exempt from federal regular income tax, (some of the income may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes, and is consistent with preservation of capital.


-------------------------------------------------------------------------------

                                    VISION
                              Growth and Income
                                     Fund

Seeks to provide long-term growth of capital and income by investing in a diversified portfolio consisting primarily of equity securities (common stock and convertible securities) and debt securities (bonds and notes).


-------------------------------------------------------------------------------

                                    VISION
                                 Money Market
                                     Fund

Seeks current income with liquidity and stability of principal by investing in high-quality money market instruments.


-------------------------------------------------------------------------------

                                    VISION
                            Treasury Money Market
                                     Fund

Primarily seeks current income with liquidity and stability of principal by investing in direct obligations of the U.S. Treasury, which are guaranteed by the U.S. Government for timely payment of principal and interest, (Fund shares themselves are not guaranteed), and repurchase agreements secured by these obligations.


-------------------------------------------------------------------------------

                                    VISION
                              New York Tax-Free
                                 Money Market
                                     Fund

Seeks as high a level of current interest income that is exempt from federal regular income tax (some of the income may be subject to the federal alternative minimum tax) as is consistent with liquidity and relative stability of principal. In addition, the Fund seeks to provide income that is exempt from New York State and New York City personal income taxes.





                    [LOGO OF VISION GROUP OF FUNDS, INC.]


                              SEMI-ANNUAL REPORT
                               TO SHAREHOLDERS
                               OCTOBER 31, 1995


                                    Vision
                                 Money Market
                                     Fund

                          --------------------------


                                    Vision
                                   Treasury
                                 Money Market
                                     Fund


                          --------------------------

                                    Vision
                              New York Tax-Free
                                 Money Market
                                     Fund





Harbor Capital Management Company, Inc.
Sub-Adviser to the
VISION Growth and Income Fund
125 High Street
Boston, MA 02110

Federated Securities Corp.
Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779
Cusip 92830F307
Cusip 92830F109
Cusip 92830F208

1112503 (12/95)


[RECYCLED PAPER LOGO]


Manufacturers and Traders Trust Company
Investment Adviser to the Funds
One M&T Plaza
Buffalo, NY 14240-4556




PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report of the Vision Money Market Funds for the six-month period ended October 31, 1995. The report provides you with complete financial information--including an investment review by the portfolio manager and a complete list of investments for--Vision Money Market Fund, Vision Treasury Money Market Fund, and Vision New York Tax-Free Money Market Fund.

Please note the following highlights for the six-month reporting period:

VISION MONEY MARKET FUND paid dividends totaling $12.2 million, or $0.03 per share. Assets reached $458 million at the end of the period.

VISION TREASURY MONEY MARKET FUND paid dividends totaling $7.7 million, or $0.03 per share. Assets rose significantly, from $210 million at the beginning of the period to $308 million at the end of the period.

VISION NEW YORK TAX-FREE MONEY MARKET FUND paid double-tax-free dividends (triple-tax-free dividends to New York City residents) totaling $773,900, or $0.02 per share.* Assets reached $55 million at the end of the period.

Thank you for putting your cash to work--every day--through the Vision Money Market Funds. We will continue to keep you up to date on your investment, and provide your account with the highest level of service.

Sincerely,

Edward C. Gonzales

Edward C. Gonzales
President
December 15, 1995

* Income may be subject to the federal alternative minimum tax.



INVESTMENT REVIEW
--------------------------------------------------------------------------------

MONEY MARKET FUND
The Vision Group of Funds' Money Market Fund has enjoyed good growth in assets and relative stability in interest rates over the last six months. Our primary goal continues to be stability of principal*, but, over the past year, our yields have consistently outperformed the comparable Donoghue's+ money fund averages. This has been the case, not only for the last six months, but for most of our seven and one-half year history.**

The most important event affecting the Fund over the last six months was the Federal Reserve Board's (the "Fed") decision to lower short-term interest rates 25 basis points on July 6, 1995. This reduction in short-term rates was a reaction by the Fed to the economy's sluggish growth and relatively low rate of inflation. We anticipated this reduction and lengthened our portfolio's average maturity prior to the rate cut.

Our current interest rate forecast is for the Fed to again lower interest rates once a satisfactory agreement is reached by the President and Congress on a plan for balancing the Federal budget. Given our outlook, we continue to keep our average maturity somewhat longer than normal.

TREASURY MONEY MARKET FUND

The Vision Group of Funds' Treasury Money Market Fund has enjoyed good growth in assets and relative stability in interest rates over the last six months. Our primary goal continues to be stability of principal*, but our yields have consistently outperformed the comparable Donoghue's money fund averages.** This has been the case, not only for the last six months, but for most of our seven and one-half year history.

The most important event affecting the Fund over the last six months was the Fed's decision to lower short-term interest rates 25 basis points on July 6, 1995. This reduction in short-term rates was a reaction by the Fed to the economy's sluggish growth and relatively low rate of inflation. We anticipated this reduction and lengthened our portfolio's average maturity prior to the rate cut.

Our current interest rate forecast is for the Fed to again lower interest rates once a satisfactory agreement is reached by the President and Congress on a plan for balancing the Federal budget. Given our outlook, we continue to keep our average maturity somewhat longer than normal.

 * Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the funds is neither insured nor guaranteed by the U.S. government.

** Performance quoted represents past performance. Yields will vary.

+ Donoghue's Money Fund Report publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds.


NEW YORK TAX-FREE MONEY MARKET FUND

The Vision Group of Funds' New York Tax-Free Money Market Fund has enjoyed substantial growth and relative stability in interest rates over the last six months. While our primary goal continues to be stability of principal*, we are proud that we have been able to consistently exceed the comparable Donoghue's New York tax-free money fund yields for the last several years.**

In response to a sluggish domestic economy and modest inflation, the Fed lowered short-term interest rates on July 6, 1995. While this affected the short-term tax-free yields negatively, it was a more important event for taxable money market funds. The New York tax-free market continues to be influenced just as much by supply and demand factors as monetary policy.

We continue to focus on managing the portfolio conservatively while taking advantage of opportunities in the market whenever they arise. Credit quality remains an area to which we devote substantial resources, as we monitor issuer and guarantor credit quality with the objective of controlling the Fund's exposure to risk.

We expect to extend the portfolio's average maturity over the next few months in anticipation of another reduction in short-term rates by the Fed.

 * Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. An investment in the funds is neither insured nor guaranteed by the U.S. government.

** Performance quoted represents past performance. Yields will vary.


VISION MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 Distributions to
                  Net Asset                        Shareholders
                   Value,            Net             from Net          Net Asset
  Year Ended    beginning of     investment         Investment       Value, end of      Total
  April 30,        period          income             Income            period        return(b)

MONEY MARKET FUND
   1989(a)        $    1.00            0.07              (0.07)        $    1.00           7.52%
   1990           $    1.00            0.08              (0.08)        $    1.00           8.58%
   1991           $    1.00            0.07              (0.07)        $    1.00           7.21%
   1992           $    1.00            0.05              (0.05)        $    1.00           4.60%
   1993           $    1.00            0.03              (0.03)        $    1.00           3.21%
   1994           $    1.00            0.03              (0.03)        $    1.00           3.01%
   1995           $    1.00            0.05              (0.05)        $    1.00           4.77%
   1995*          $    1.00            0.03              (0.03)        $    1.00           2.76%
TREASURY MONEY MARKET FUND
   1989(a)        $    1.00            0.07              (0.07)        $    1.00           7.08%
   1990           $    1.00            0.08              (0.08)        $    1.00           8.17%
   1991           $    1.00            0.07              (0.07)        $    1.00           6.96%
   1992           $    1.00            0.04              (0.04)        $    1.00           4.54%
   1993           $    1.00            0.03              (0.03)        $    1.00           3.05%
   1994           $    1.00            0.03              (0.03)        $    1.00           2.88%
   1995           $    1.00            0.04              (0.04)        $    1.00           4.57%
   1995*          $    1.00            0.03              (0.03)        $    1.00           2.72%
NEW YORK TAX-FREE MONEY MARKET FUND
   1989(a)        $    1.00            0.04              (0.04)        $    1.00           4.55%
   1990           $    1.00            0.05              (0.05)        $    1.00           5.24%
   1991           $    1.00            0.05              (0.05)        $    1.00           4.73%
   1992           $    1.00            0.03              (0.03)        $    1.00           2.99%
   1993           $    1.00            0.02              (0.02)        $    1.00           1.68%
   1994           $    1.00            0.02              (0.02)        $    1.00           1.88%
   1995           $    1.00            0.03              (0.03)        $    1.00           2.84%
   1995*          $    1.00            0.02              (0.02)        $    1.00           1.65%


 * For the six months ended October 31, 1995 (unaudited).

(a) Reflects operations for the period from June 1, 1988 (date of initial public offering) to April 30, 1989.

 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


VISION MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS--CONTINUED
--------------------------------------------------------------------------------

                                                                        Net Assets,
                                     Net                                  end of
  Year Ended                      invesment        Expense Waiver/      period (000
  April 30,       Expenses         income         Reimbursement(d)       omitted)

MONEY MARKET FUND
   1989(a)             0.74%(c)        8.00%(c)            0.29%(c)      $  84,668
   1990                0.72%           8.19%               0.25%         $ 121,227
   1991                0.81%           6.99%               0.09%         $  86,973
   1992                0.75%           4.40%               0.06%         $ 143,670
   1993                0.36%           3.13%               0.39%         $ 226,298
   1994                0.28%           2.98%               0.42%         $ 266,626
   1995                0.51%           4.80%               0.19%         $ 431,316
   1995*               0.57%(c)        5.40%(c)            0.11%(c)      $ 458,245
TREASURY MONEY MARKET FUND
   1989(a)             0.68%(c)        7.48%(c)            0.34%(c)      $  31,388
   1990                0.86%           7.88%               0.25%         $  32,986
   1991                0.75%           6.52%               0.06%         $  91,682
   1992                0.75%           4.38%               0.04%         $ 100,373
   1993                0.40%           2.98%               0.39%         $ 128,825
   1994                0.31%           2.86%               0.43%         $ 197,521
   1995                0.51%           4.53%               0.19%         $ 210,526
   1995*               0.56%(c)        5.33%(c)            0.10%(c)      $ 308,735
NEW YORK TAX-FREE MONEY MARKET FUND
   1989(a)             0.68%(c)         4.83%(c)            0.45%(c)     $   8,309
   1990                0.83%           5.11%               0.65%         $   8,494
   1991                0.69%           4.66%               0.87%         $   9,445
   1992                0.95%           2.92%               0.65%         $   7,028
   1993                0.71%           1.67%               0.63%         $  17,899
   1994                0.41%           1.88%               0.58%         $  40,180
   1995                0.40%           2.76%               0.52%         $  41,238
   1995*               0.48%(c)        3.24%(c)            0.38%(c)      $  55,477


 * For the six months ended October 31, 1995 (unaudited).

 (a) Reflects operations for the period from June 1, 1988 (date of initial public offering) to April 30, 1989.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

VISION MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  --------------
*CORPORATE OBLIGATIONS--68.4%
-------------------------------------------------------------------------------------------------
               BANKING--11.8%
               ----------------------------------------------------------------------------------
$   9,185,000  **Atlas Iron Processors Inc., 5.97%, 11/7/1995                                      $    9,185,000
               ----------------------------------------------------------------------------------
   10,000,000  **Bank One Milwaukee, 5.84%, 11/1/1995                                                   9,996,743
               ----------------------------------------------------------------------------------
   20,000,000  PHH Corp., 5.72%, 12/5/1995                                                             19,891,956
               ----------------------------------------------------------------------------------
   15,000,000  Toronto Dominion Holdings, 5.69%, 1/8/1996                                              14,838,783
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   53,912,482
               ----------------------------------------------------------------------------------  --------------
               CHEMICALS--4.2%
               ----------------------------------------------------------------------------------
   20,000,000  Du Pont (E.I.) de Nemours & Co., 5.43%, 3/28/1996                                       19,553,533
               ----------------------------------------------------------------------------------  --------------
               ELECTRONIC EQUIPMENT--4.3%
               ----------------------------------------------------------------------------------
   20,000,000  General Electric Co., 5.70%, 12/27/1995                                                 19,822,667
               ----------------------------------------------------------------------------------  --------------
               FINANCE-AUTOMOTIVE--3.2%
               ----------------------------------------------------------------------------------
   15,000,000  Ford Motor Credit Corp., 5.73%, 11/20/1995                                              14,942,700
               ----------------------------------------------------------------------------------  --------------
               FINANCE-COMMERCIAL--14.1%
               ----------------------------------------------------------------------------------
   20,000,000  American Express Credit Corp., 5.70%, 11/20/1995                                        19,939,833
               ----------------------------------------------------------------------------------
   14,900,000  Apreco, Inc., 5.71%, 1/24/1996                                                          14,701,482
               ----------------------------------------------------------------------------------
   20,000,000  John Deere Capital Corp., 5.68%, 12/20/1995                                             19,845,378
               ----------------------------------------------------------------------------------
   10,000,000  Transamerica Finance Group Inc., 5.80%, 11/1/1995                                       10,000,000
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   64,486,693
               ----------------------------------------------------------------------------------  --------------
               FINANCE-RETAIL--4.9%
               ----------------------------------------------------------------------------------
    4,486,000  **Associates Corporation of North America, 5.71%, 11/1/1995                              4,486,000
               ----------------------------------------------------------------------------------
   18,000,000  Beneficial Corp., 5.71%, 11/13/1995                                                     17,965,740
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   22,451,740
               ----------------------------------------------------------------------------------  --------------
               FOOD--3.3%
               ----------------------------------------------------------------------------------
   15,000,000  Heinz, (H.J.) Co., 5.77%, 11/17/1995                                                    14,961,533
               ----------------------------------------------------------------------------------  --------------
               INSURANCE--7.6%
               ----------------------------------------------------------------------------------
   20,000,000  American General Finance Corp., 5.62%, 1/23/1996                                        19,740,856
               ----------------------------------------------------------------------------------



VISION MONEY MARKET FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  --------------
*CORPORATE OBLIGATIONS--CONTINUED
-------------------------------------------------------------------------------------------------
               INSURANCE--CONTINUED
               ----------------------------------------------------------------------------------
$  15,000,000  Prudential Funding Corp., 5.66%, 11/7/1995                                          $   14,985,850
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   34,726,706
               ----------------------------------------------------------------------------------  --------------
               OIL & OIL FINANCE--3.3%
               ----------------------------------------------------------------------------------
   15,000,000  Texaco Inc., 5.67%, 11/29/1995                                                          14,933,850
               ----------------------------------------------------------------------------------  --------------
               PHARMACEUTICALS--2.6%
               ----------------------------------------------------------------------------------
   12,000,000  Eli Lilly & Co., 5.80%, 1/16/1996                                                       11,853,067
               ----------------------------------------------------------------------------------  --------------
               RETAIL--4.4%
               ----------------------------------------------------------------------------------
   20,000,000  Melville Corp., 5.72%, 11/3/1995                                                        19,993,644
               ----------------------------------------------------------------------------------  --------------
               TELECOMMUNICATIONS--4.7%
               ----------------------------------------------------------------------------------
   22,000,000  American Telephone & Telegraph Co., 5.71%, 1/16/1996                                    21,734,802
               ----------------------------------------------------------------------------------  --------------
               TOTAL CORPORATE OBLIGATIONS                                                            313,373,417
               ----------------------------------------------------------------------------------  --------------
U.S. GOVERNMENT AGENCY--13.1%
-------------------------------------------------------------------------------------------------
   10,000,000  Federal Home Loan Bank, 5.62%, 11/13/1995                                                9,981,267
               ----------------------------------------------------------------------------------
   25,000,000  Federal Home Loan Mortgage Corp., 5.57%, 12/4/1995                                      24,872,353
               ----------------------------------------------------------------------------------
   20,000,000  Federal Home Loan Mortgage Corp., 4.87%, 3/11/1996                                      19,947,449
               ----------------------------------------------------------------------------------
    5,000,000  Student Loan Marketing Association, 5.63%, 5/14/1996                                     5,000,000
               ----------------------------------------------------------------------------------  --------------
               TOTAL U.S. GOVERNMENT AGENCY                                                            59,801,069
               ----------------------------------------------------------------------------------  --------------
U.S. TREASURY BILLS--18.8%
-------------------------------------------------------------------------------------------------
   88,000,000  U.S. Treasury Bills, 11/16/1995-8/22/1996                                               86,050,283
               ----------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                      $  459,224,769+
               ----------------------------------------------------------------------------------  --------------


 * Each issue, with the exception of variable rate securities, shows the coupon or rate of discount at the time of purchase, if applicable.

** Denotes variable rate securities which show current rate and next demand date.

  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
     ($458,245,471) at October 31, 1995.

(See Notes which are an integral part of the Financial Statements)


VISION TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                             VALUE
--------------  ---------------------------------------------------------------------------------  --------------
*U.S. TREASURY OBLIGATIONS--46.8%
-------------------------------------------------------------------------------------------------
$  147,000,000  U.S. Treasury Bills, 11/2/1995-6/27/1996                                           $  144,562,677
                ---------------------------------------------------------------------------------  --------------
*REPURCHASE AGREEMENTS--53.8%
-------------------------------------------------------------------------------------------------
    76,174,000  J. P. Morgan Securities, Inc., NY, 5.875%, dated 10/31/1995,
                due 11/1/1995                                                                          76,174,000
                ---------------------------------------------------------------------------------
    10,000,000  Morgan Stanley Co., 5.72%, dated 10/31/1995, due 11/1/1995                             10,000,000
                ---------------------------------------------------------------------------------
    65,000,000  Nomura Securities International, Inc., 5.875%, dated 10/31/1995, due 11/1/1995         65,000,000
                ---------------------------------------------------------------------------------
    15,000,000  State Street Bank and Trust Co. 5.85%, dated 10/31/1995,
                due 11/1/1995                                                                          15,000,000
                ---------------------------------------------------------------------------------  --------------
                TOTAL REPURCHASE AGREEMENTS                                                           166,174,000
                ---------------------------------------------------------------------------------  --------------
                TOTAL INVESTMENTS, AT AMORTIZED COST                                               $  310,736,677+
                ---------------------------------------------------------------------------------  --------------


*The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

+Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
     ($308,734,537) at October 31, 1995.

(See Notes which are an integral part of the Financial Statements)


VISION NEW YORK TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          CREDIT
                                                                                         RATING:
 PRINCIPAL                                                                               MOODY'S
   AMOUNT                                                                                OR S&P*        VALUE
------------  ------------------------------------------------------------------------  ----------  -------------
SHORT-TERM MUNICIPAL SECURITIES--101.7%
--------------------------------------------------------------------------------------
              NEW YORK--99.0%
              ------------------------------------------------------------------------
$  2,000,000  Auburn, NY, City School District, TANs, 4.10% 11/15/1995                  NR          $   2,000,225
              ------------------------------------------------------------------------
     600,000  Broome County, NY, IDA, Weekly VRDNs, (Bing Realty)/ (Meridian Bank LOC)  VMIG1             600,000
              ------------------------------------------------------------------------
   1,264,000  Canisteo, NY, BANs (Series B), 4.54% 5/8/1996                             NR              1,264,822
              ------------------------------------------------------------------------
   1,000,000  Chautauqua County, NY, TANs, 5.50% 12/21/1995                             NR              1,000,641
              ------------------------------------------------------------------------
     975,000  Dobbs Ferry, NY, School District, TANs, 4.25% 2/14/1996                   NR                976,378
              ------------------------------------------------------------------------
     600,000  Erie County, NY, Water Authority Water Revenue (Series A) Weekly VRDNs,
              (AMBAC Insured)                                                           VMIG1             600,000
              ------------------------------------------------------------------------
     300,000  Erie County, NY, Water Authority Water Revenue (Series B) Weekly VRDNs,
              (AMBAC Insured)                                                           VMIG1             300,000
              ------------------------------------------------------------------------
   1,000,000  Great Neck North, NY, Water Authority (Series A) Weekly VRDNs, (FGIC
              Insured)                                                                  VMIG1           1,000,000
              ------------------------------------------------------------------------
   1,645,000  Guilderland, NY, Central School District, TANs, 4.00% (ST Aid
              Withholding Insured), 11/21/1995                                          NR              1,645,154
              ------------------------------------------------------------------------
   1,000,000  Nassau County, NY, BANs (Series B), 5.25% 11/15/1995                      MIG1            1,000,509
              ------------------------------------------------------------------------
     500,000  Nassau County, NY, BANs (Series C), 5.00% 11/15/1995                      MIG1              500,162
              ------------------------------------------------------------------------
     500,000  New York City, NY, (Series B) Daily VRDNs, (FGIC Insured)                 VMIG1             500,000
              ------------------------------------------------------------------------
     500,000  New York City, NY, (Series B-4) Daily VRDNs,
              (Union Bank of Switzerland LOC)                                           VMIG1             500,000
              ------------------------------------------------------------------------
   1,000,000  New York City, NY, HDC (Series A) Weekly VRDNs,
              (Upper Fifth Ave.)/(Bankers Trust Co. LOC)                                VMIG1           1,000,000
              ------------------------------------------------------------------------
   1,300,000  New York City, NY, HDC (Series A) Weekly VRDNs,
              (East 96th Street)/(Mitsubishi Ltd. LOC)                                  VMIG1           1,300,000
              ------------------------------------------------------------------------
   1,700,000  New York City, NY, HDC (Series A) Daily VRDNs,
              (E. 17th Street)/(Chemical Bank LOC)                                      A-1             1,700,000
              ------------------------------------------------------------------------



VISION NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                          CREDIT
                                                                                         RATING:
 PRINCIPAL                                                                               MOODY'S
   AMOUNT                                                                                OR S&P*        VALUE
------------  ------------------------------------------------------------------------  ----------  -------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
              NEW YORK--CONTINUED
              ------------------------------------------------------------------------
$  1,400,000  New York City, NY, HDC (Series A) Weekly VRDNs, (Columbus
              Gardens)/(Citibank LOC)                                                   A-1+        $   1,400,000
              ------------------------------------------------------------------------
   1,000,000  New York City, NY, Water Financial Authority & Sewer
              System Revenue (Series C) Daily VRDNs, (FGIC Insured)                     VMIG1           1,000,000
              ------------------------------------------------------------------------
   1,200,000  New York City, NY, Water Financial Authority & Sewer
              System Revenue (Series C) Daily VRDNs, (FGIC Insured)                     VMIG1           1,200,000
              ------------------------------------------------------------------------
   1,950,000  New York City, NY, IDA Weekly VRDNs, (Childrens
              Oncology Society)/(Barclays Bank of New York LOC)                         A-1+            1,950,000
              ------------------------------------------------------------------------
   1,700,000  New York City, NY, Cultural Resources Revenue Bonds
              (Series B) Weekly VRDNs, (American Museum of Natural
              History)/(MBIA Insured))                                                  A-1+            1,700,000
              ------------------------------------------------------------------------
   1,000,000  New York State Energy Research and Development
              Authority (Series A) Weekly VRDNs, (Long Island
              Lighting Co.)/(Union Bank of Switzerland LOC)                             VMIG1           1,000,000
              ------------------------------------------------------------------------
   1,800,000  New York State Energy Research and Development
              Authority, Monthly VRDNs, (Rochester Gas & Electric
              Co.)/(Union Bank of Switzerland LOC)                                      P-1             1,800,000
              ------------------------------------------------------------------------
     200,000  New York State Energy Research & Development Authority, (Series A) Daily
              VRDNs, (Niagara Mohawk Power Corp.)/ (Toronto Dominion Bank LOC)          A-1+              200,000
              ------------------------------------------------------------------------
   1,300,000  New York State Energy Research & Development Authority, (Series B) Daily
              VRDNs, (Niagara Mohawk Power Corp.)/ (Toronto Dominion Bank LOC)          Aa2             1,300,000
              ------------------------------------------------------------------------
     700,000  New York State Energy Research & Development Authority, (Series B) Daily
              VRDNs, (Niagara Mohawk Power Corp.)/ (Morgan Guaranty LOC)                A-1+              700,000
              ------------------------------------------------------------------------
     600,000  New York State Energy Research & Development Authority, Daily VRDNs,
              (Niagara Mohawk Power Corp.)/(Morgan
              Guaranty LOC)                                                             A-1+              600,000
              ------------------------------------------------------------------------



VISION NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                          CREDIT
                                                                                         RATING:
 PRINCIPAL                                                                               MOODY'S
   AMOUNT                                                                                OR S&P*        VALUE
------------  ------------------------------------------------------------------------  ----------  -------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
              NEW YORK--CONTINUED
              ------------------------------------------------------------------------
$  1,600,000  New York State Energy Research & Development Authority, (Series D) Daily
              VRDNs, (New York Electric & Gas)/(Union Bank of Switzerland LOC)          VMIG1       $   1,600,000
              ------------------------------------------------------------------------
   1,900,000  New York State Environmental Facilities Corp., (Series A), 3.65% CP
              (General Electric Co.), 12/11/1995                                        P-1             1,900,000
              ------------------------------------------------------------------------
   1,800,000  New York State, HFA (Series A) Weekly VRDNs,
              (Sloan Kettering)                                                         A-1+            1,800,000
              ------------------------------------------------------------------------
     800,000  New York State, HFA Weekly VRDNs, (Normandie Court)/ (Societe Generale
              LOC)                                                                      VMIG1             800,000
              ------------------------------------------------------------------------
     500,000  New York State Local Government Assistance Corp.,
              (Series D) Weekly VRDNs, (Societe Generale LOC)                           VMIG1             500,000
              ------------------------------------------------------------------------
   2,000,000  New York State Local Government Assistance Corp.,
              (Series E) Weekly VRDNs, (Canadian Imperial Bank LOC)                     VMIG1           2,000,000
              ------------------------------------------------------------------------
   1,000,000  New York State Medical Care Facility Financial Agency, (Series II-A)
              Weekly VRDNs, (Chemical Bank LOC)                                         VMIG1           1,000,000
              ------------------------------------------------------------------------
     600,000  New York State Power Authority, 3.85% (General Purpose), 3/1/1996         VMIG1             600,000
              ------------------------------------------------------------------------
     700,000  New York State Power Authority, 3.85% (General Purpose), 3/1/1996         VMIG1             700,000
              ------------------------------------------------------------------------
     500,000  New York State Power Authority, 3.50% CP, (Various LOCs), 12/8/1995       VMIG1             500,000
              ------------------------------------------------------------------------
   2,100,000  Niagara Falls, NY, Bridge Commission (Series A) Weekly VRDNs, (FGIC
              Insured)                                                                  VMIG1           2,100,000
              ------------------------------------------------------------------------
   1,050,000  Onondaga County, NY, BANs, 4.125% 3/25/1996                               NR              1,051,744
              ------------------------------------------------------------------------
   1,000,000  Onondaga County, NY, IDA (Series B) Monthly VRDNs, (Pass & Seymour,
              Inc.)/(Banque National de Paris LOC)                                      A-1             1,000,000
              ------------------------------------------------------------------------
   1,000,000  Port Authority of New York & New Jersey, Weekly VRDNs, (Deutsche Bank
              LOC)                                                                      VMIG1           1,000,000
              ------------------------------------------------------------------------



VISION NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                          CREDIT
                                                                                         RATING:
 PRINCIPAL                                                                               MOODY'S
   AMOUNT                                                                                OR S&P*        VALUE
------------  ------------------------------------------------------------------------  ----------  -------------
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
--------------------------------------------------------------------------------------
              NEW YORK--CONTINUED
              ------------------------------------------------------------------------
$    900,000  Port Authority of New York & New Jersey, 3.60% CP,
              11/16/1995                                                                A-1         $     900,000
              ------------------------------------------------------------------------
   1,000,000  Rensselaer County, NY, TANs (Series B), 4.25% 2/29/1996                   NR              1,001,446
              ------------------------------------------------------------------------
   1,400,000  St. Lawrence County, NY, IDA Daily VRDNs,
              (Bank of Nova Scotia LOC)                                                 P-1             1,400,000
              ------------------------------------------------------------------------
     545,000  Southampton Town, NY, BANs (Series B), 4.125% 10/10/1996                  MIG1              545,109
              ------------------------------------------------------------------------
   1,000,000  Tarrytowns, NY, School District, TANs, 4.25% 4/10/1996                    NR              1,002,565
              ------------------------------------------------------------------------
     400,000  Tompkins County, NY, BANs (Series A), 4.25% 4/12/1996                     NR                400,784
              ------------------------------------------------------------------------
     350,000  Triborough Bridge & Tunnel Authority, NY, (Series I), 7.625% (General
              Purpose)/(Prerefunded), 1/1/1996                                          AAA               353,870
              ------------------------------------------------------------------------
   1,925,000  Watertown, NY, City School District, BANs, 4.00% 11/13/1995               NR              1,925,122
              ------------------------------------------------------------------------
   2,000,000  Yonkers, NY, IDA Weekly VRDNs, (AMBAC Insured)                            VMIG1           2,000,000
              ------------------------------------------------------------------------              -------------
              Total                                                                                    54,818,531
              ------------------------------------------------------------------------              -------------
              PUERTO RICO--2.7%
              ------------------------------------------------------------------------
   1,500,000  Commonwealth of Puerto Rico Development Bank,
              3.40% CP, 12/8/1995                                                       A-1             1,500,000
              ------------------------------------------------------------------------              -------------
              TOTAL INVESTMENTS (AT AMORTIZED COST)                                                 $  56,318,531+
              ------------------------------------------------------------------------              -------------


* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

+ Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($55,477,345) at October 31, 1995.


VISION NEW YORK TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

The following abbreviations are used in this portfolio:

AMBAC--American Municipal Bond Insurance Corporation
BANs--Bond Anticipation Notes
CP--Commercial Paper
FGIC--Financial Guaranty Insurance Corporation
HDC--Housing Development Corporation
HFA--Housing Finance Agency
IDA--Industrial Development Authority
LOC(s)--Letter(s) of Credit
MBIA--Municipal Bond Investors Assurance
VRDNs--Variable Rate Demand Notes
TANs--Tax Anticipation Notes

(See Notes which are an integral part of the Financial Statements)

VISION MONEY MARKET FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                     NEW YORK
                                                                                 TREASURY            TAX-FREE
                                                           MONEY MARKET        MONEY MARKET        MONEY MARKET
                                                               FUND                FUND                Fund
ASSETS:
------------------------------------------------------
Investments in securities                                $    459,224,769    $    144,562,677     $   56,318,531
------------------------------------------------------
Investments in repurchase agreements                                   --         166,174,000                 --
------------------------------------------------------
     Total investments, at amortized cost                     459,224,769         310,736,677         56,318,531
------------------------------------------------------
Cash                                                              659,972                 295              4,563
------------------------------------------------------
Income receivable                                                 443,434              36,599            347,722
------------------------------------------------------
Receivable for capital stock sold                                 511,022              59,826             67,107
------------------------------------------------------
Receivable for investments sold                                        --                  --            100,000
------------------------------------------------------
Prepaid Expenses                                                   58,358                  --                 --
------------------------------------------------------  ------------------  ------------------  ------------------
     Total assets                                             460,897,555         310,833,397         56,837,923
------------------------------------------------------  ------------------  ------------------  ------------------
LIABILITIES:
------------------------------------------------------
Income distribution payable                                     1,494,878           1,088,992             88,209
------------------------------------------------------
Payable for capital stock redeemed                              1,157,206           1,000,000              6,700
------------------------------------------------------
Payable for investments purchased                                      --                  --          1,264,822
------------------------------------------------------
Accrued expenses                                                       --               9,868                847
------------------------------------------------------  ------------------  ------------------  ------------------
     Total liabilities                                          2,652,084           2,098,860          1,360,578
------------------------------------------------------  ------------------  ------------------  ------------------
NET ASSETS                                               $    458,245,471    $    308,734,537     $   55,477,345
------------------------------------------------------  ------------------  ------------------  ------------------
NET ASSET VALUE, Offering Price and Redemption
Proceeds Per Share:                                                 $1.00               $1.00              $1.00
------------------------------------------------------  ------------------  ------------------  ------------------
Shares Outstanding:                                           458,245,471         308,734,537         55,477,345
------------------------------------------------------  ------------------  ------------------  ------------------


(See Notes which are an integral part of the Financial Statements)


VISION MONEY MARKET FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                     NEW YORK
                                                                                 TREASURY            TAX-FREE
                                                           MONEY MARKET        MONEY MARKET        MONEY MARKET
                                                               FUND                FUND                FUND
INVESTMENT INCOME:
------------------------------------------------------
Interest                                                  $   13,515,691       $  8,554,312        $    889,093
------------------------------------------------------
EXPENSES:
------------------------------------------------------
Investment advisory fee                                        1,129,814            723,674             118,992
------------------------------------------------------
Administrative personnel and services fees                       264,773            169,429              27,909
------------------------------------------------------
Custodian fees                                                    27,710             11,163               9,804
------------------------------------------------------
Transfer and dividend disbursing agent fees and
expenses                                                          17,646             12,679              11,069
------------------------------------------------------
Directors' fees                                                    2,681              2,681               2,681
------------------------------------------------------
Auditing fees                                                      7,540              5,982               5,982
------------------------------------------------------
Legal fees                                                         3,317              3,067               3,167
------------------------------------------------------
Portfolio accounting fees                                         40,973             17,596              17,526
------------------------------------------------------
Capital stock registration costs                                  20,476                471               1,167
------------------------------------------------------
Printing and postage                                               6,133              1,408               3,067
------------------------------------------------------
Taxes                                                              8,863              4,223                 458
------------------------------------------------------
Insurance premiums                                                 6,657              3,067               2,318
------------------------------------------------------
Miscellaneous                                                      6,076                 42               1,420
------------------------------------------------------  ------------------  ------------------  ------------------
     TOTAL EXPENSES                                            1,542,659            955,482             205,560
------------------------------------------------------  ------------------  ------------------  ------------------
Deduct--
------------------------------------------------------
Waiver of investment advisory fee                                262,001            143,269              90,434
------------------------------------------------------
Waiver of administrative personnel and services fees                  --                 --                  --
------------------------------------------------------  ------------------  ------------------  ------------------
  TOTAL WAIVERS                                                  262,001            143,269              90,434
------------------------------------------------------  ------------------  ------------------  ------------------
     NET EXPENSES                                              1,280,658            812,213             115,126
------------------------------------------------------  ------------------  ------------------  ------------------
          NET INVESTMENT INCOME                           $   12,235,033       $  7,742,099        $    773,967
------------------------------------------------------  ------------------  ------------------  ------------------


(See Notes which are an integral part of the Financial Statements)


VISION MONEY MARKET FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   TREASURY                  NEW YORK TAX-FREE
                                MONEY MARKET FUND              MONEY MARKET FUND             MONEY MARKET FUND
                            SIX MONTHS                    SIX MONTHS                     SIX MONTHS
                              ENDED           YEAR           ENDED           YEAR           ENDED          YEAR
                           OCTOBER 31,       ENDED        OCTOBER 31,       ENDED        OCTOBER 31,      ENDED
                               1995        APRIL 30,         1995         APRIL 30,         1995        APRIL 30,
                           (UNAUDITED)        1995        (UNAUDITED)        1995        (UNAUDITED)       1995
INCREASE (DECREASE)
IN NET ASSETS
-------------------------
OPERATIONS--
-------------------------
  Net investment income    $ 12,235,033  $   15,706,276  $   7,742,099  $   10,129,125   $   773,967   $  1,218,875
-------------------------  ------------  --------------  -------------  --------------  -------------  ------------
DISTRIBUTIONS TO
SHAREHOLDERS--
-------------------------
  Distributions from net
  investment income         (12,235,033)    (15,706,276)    (7,742,099)    (10,129,125)     (773,967)    (1,218,875)
-------------------------  ------------  --------------  -------------  --------------  -------------  ------------
CAPITAL STOCK
TRANSACTIONS--
-------------------------
  Proceeds from sale of
  shares                    671,072,211   1,284,695,422  1,063,358,073   1,074,024,951    63,603,677    105,625,034
-------------------------
  Net asset value of
  shares issued to
  shareholders in payment
  of distributions
  declared                    3,543,707       2,892,649        886,565         788,369       216,425        207,338
-------------------------
  Cost of shares redeemed  (647,686,808) (1,122,898,022)  (966,036,486) (1,061,808,189)  (49,580,815)  (104,774,319)
-------------------------  ------------  --------------  -------------  --------------  -------------  ------------
    Change in net assets
    from capital stock
    transactions             26,929,110     164,690,049     98,208,152      13,005,131    14,239,287      1,058,053
-------------------------  ------------  --------------  -------------  --------------  -------------  ------------
      Change in net
      assets                 26,929,110     164,690,049     98,208,152      13,005,131    14,239,287      1,058,053
-------------------------
NET ASSETS:
-------------------------
  Beginning of period       431,316,361     266,626,312    210,526,385     197,521,254    41,238,058     40,180,005
-------------------------  ------------  --------------  -------------  --------------  -------------  ------------
  End of period            $458,245,471  $  431,316,361  $ 308,734,537  $  210,526,385   $55,477,345   $ 41,238,058
-------------------------  ------------  --------------  -------------  --------------  -------------  ------------


(See Notes which are an integral part of the Financial Statements)

VISION MONEY MARKET FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Vision Group of Funds, Inc. ("the Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of five diversified portfolios and one non-diversified portfolio: Vision Money Market Fund ("Money Market"), Vision Treasury Money Market Fund ("Treasury Money Market"), Vision New York Tax-Free Money Market Fund ("New York Tax-Free Money Market"), Vision Growth and Income Fund ("Growth and Income"), Vision New York Tax-Free Fund ("New York Tax-Free")*, and Vision U.S. Government Securities Fund ("U.S. Government Securities"). The financial statements included herein present only those of Money Market, Treasury Money Market and New York Tax-Free Money Market (individually referred to as a "Fund", or collectively as the "Funds"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Funds' use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transactions.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Directors ("Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

---------
* Non-diversified portfolio.


VISION MONEY MARKET FUNDS
--------------------------------------------------------------------------------

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended, (the "Code").
     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At October 31, 1995, there were 1,000,000,000 shares of $0.001 par value capital stock authorized with respect to each Fund. Capital paid-in for Money Market aggregated $457,787,226, par value was $458,245; Treasury Money Market aggregated $308,423,513, par value was $311,024; New York Tax-Free Money Market aggregated $55,421,767 par value was $55,578. Transactions in capital stock were as follows:

                                                                                            NEW YORK TAX-FREE
                                      MONEY MARKET            TREASURY MONEY MARKET            MONEY MARKET
                               SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                  ENDED         YEAR           ENDED          YEAR          ENDED        YEAR
                               OCTOBER 31,      ENDED       OCTOBER 31,       ENDED      OCTOBER 31,     ENDED
                                  1995        APRIL 30,        1995         APRIL 30,       1995       APRIL 30,
                               (UNAUDITED)      1995        (UNAUDITED)       1995       (UNAUDITED)     1995
Shares sold                    671,072,211  1,284,695,422  1,063,358,073  1,074,024,951  63,603,677   105,625,034
-----------------------------
Shares issued to shareholders
in payment of distributions
declared                         3,543,707      2,892,649        886,565        788,369     216,425       207,338
-----------------------------
Shares redeemed                (647,686,808) (1,122,898,022)  (966,036,486) (1,061,808,189) (49,580,815) (104,774,319)
-----------------------------  -----------  -------------  -------------  -------------  -----------  -----------
  Net change resulting from
  capital stock transactions    26,929,110    164,690,049     98,208,152     13,005,131  14,239,287     1,058,053
-----------------------------  -----------  -------------  -------------  -------------  -----------  -----------



VISION MONEY MARKET FUNDS
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Manufacturers & Traders Trust Company, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50 of 1% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fees. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Funds for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. The fee is based on the size, type and number of accounts and transactions made by shareholders.

Certain of the Officers of the Corporation are Officers and Directors or Trustees of the above companies.

(5) CONCENTRATION OF RISK

Since New York Tax-Free Money Market invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers in state than would be a comparable tax-exempt mutual fund. In order to reduce the credit risk associated with such factors, at October 31, 1995, 67.0% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured or supported (backed) by a letter of credit for any one institution or agency does not exceed 3.7% of total investments.

Directors                                              Officers
--------------------------------------------------------------------------------

Randall I. Benderson                                      Edward C. Gonzales
Joseph J. Castiglia                                         President and Treasurer
Daniel R. Gernatt, Jr.                                    Charles L. Davis, Jr.
George K. Hambleton, Jr.                                    Vice President and Assistant Treasurer
                                                          Victor R. Siclari
                                                            Secretary
                                                          C. Todd Gibson
                                                            Assistant Secretary


Shares of the VISION Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company ("M & T Bank"), and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objective and policies, management fees, expenses and other information.




                                    VISION
                               U.S. Government
                                  Securities
                                     Fund

Seeks current income by investing primarily in securities that are guaranteed for payment of principal and interest by the U.S. Government, its agencies or instrumentalities (Fund shares themselves are not guaranteed). Capital appreciation is a secondary investment consideration.


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                                    VISION
                              New York Tax-Free
                                     Fund

Seeks current income that is exempt from federal regular income tax, (some of the income may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes, and is consistent with preservation of capital.


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                                    VISION
                              Growth and Income
                                     Fund

Seeks to provide long-term growth of capital and income by investing in a diversified portfolio consisting primarily of equity securities (common stock and convertible securities) and debt securities (bonds and notes).


------------------------------------------------------------------------------

                                    VISION
                                 Money Market
                                     Fund

Seeks current income with liquidity and stability of principal by investing in high- quality money market instruments.


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                                    VISION
                            Treasury Money Market
                                     Fund

Primarily seeks current income with liquidity and stability of principal by investing in direct obligations of the U.S. Treasury, which are guaranteed by the U.S. Government for timely payment of principal and interest, (Fund shares themselves are not guaranteed), and repurchase agreements secured by these obligations.


------------------------------------------------------------------------------

                                    VISION
                              New York Tax-Free
                                 Money Market
                                     Fund

Seeks as high a level of current interest income that is exempt from federal regular income tax (some of the income may be subject to the federal alternative minimum tax) as is consistent with liquidity and relative stability of principal. In addition, the Fund seeks to provide income that is exempt from New York State and New York City personal income taxes.